[GRAPHIC:  Photo Collage]                    Nations
                                             Global Value
                                             Fund

                                             Nations
                                             International
                                             Value Fund

                                             Nations
                                             International
                                             Equity Fund

                                             Nations
                                             Marsico
                                             International
                                             Opportunities Fund

                                             Nations
                                             Emerging Markets
                                             Fund




INTERNATIONAL/GLOBAL
STOCK FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Global Value Fund                                     3
                                       Nations International Value Fund                              6
                                       Nations International Equity Fund                             7
                                       Nations Marsico International Opportunities Fund              8
                                       Nations Emerging Markets Fund                                11
                                     Statements of operations                                       14
                                     Statements of changes in net assets                            16
                                     Schedules of capital stock activity                            18
                                     Financial highlights                                           24
                                     Notes to financial statements                                  34
                                     Statements of net assets -- Nations Master Investment Trust    40
                                       Nations International Value Master Portfolio                 41
                                       Nations International Equity Master Portfolio                44
                                     Statements of operations                                       49
                                     Statements of changes in net assets                            50
                                     Supplementary data                                             50
                                     Notes to financial statements                                  51

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                      [This page intentionally left blank]

NATIONS FUNDS
Nations Global Value Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          COMMON STOCKS -- 89.1%
          BRAZIL -- 3.8%
 48,100   Centrais Eletricas Brasileiras SA,
            ADR...................................  $   289
 16,600   Petroleo Brasileiro SA-'A', ADR.........      319
 32,600   Tele Norte Leste Participacoes SA,
            ADR(a)................................      295
                                                    -------
                                                        903
                                                    -------
          CANADA -- 0.6%
  4,700   AT&T Canada Inc.!!(a)...................      136
                                                    -------
          FRANCE -- 1.8%
 37,900   Alcatel SA 'A'..........................      436
                                                    -------
          GERMANY -- 3.6%
  6,000   BASF AG.................................      211
 23,003   Deutsche Telekom AG.....................      358
  5,710   E.On AG.................................      293
                                                    -------
                                                        862
                                                    -------
          HONG KONG -- 1.9%
 43,800   HSBC Holdings plc (REGD)................      459
                                                    -------
          ITALY -- 1.5%
 24,950   ENI SpA.................................      310
  6,000   Telecom Italia SpA......................       45
                                                    -------
                                                        355
                                                    -------
          JAPAN -- 7.6%
 82,000   Hitachi, Ltd............................      546
 30,000   Matsushita Electric Industrial Company,
            Ltd. .................................      368
 34,000   Mitsubishi Heavy Industries, Ltd. ......      118
     38   Mitsubishi Tokyo Financial Group
            Inc.!!................................      297
    100   Nippon Telegraph and Telephone
            Corporation...........................      467
  3,000   Tokio Marine & Fire Insurance Company,
            Ltd. .................................       28
                                                    -------
                                                      1,824
                                                    -------
          MEXICO -- 3.0%
 17,100   America Movil SA de CV 'L', ADR!!.......      254
 14,100   Telefonos de Mexico SA de CV 'L', ADR...      455
                                                    -------
                                                        709
                                                    -------
          SOUTH AFRICA -- 1.2%
 44,400   South African Breweries plc                   277
                                                    -------
          SOUTH KOREA -- 1.2%
 15,900   Korea Telecom Corporation, ADR..........      291
                                                    -------
          SPAIN -- 5.8%
 47,680   Banco Bilbao Vizcaya Argentaria SA!!....      490
 32,500   Repsol YPF SA...........................      467
 39,900   Telefonica SA!!.........................      441
                                                    -------
                                                      1,398
                                                    -------
          SWITZERLAND -- 1.4%
  1,700   Zurich Financial Services AG............      348
                                                    -------
          UNITED KINGDOM -- 9.5%
 69,900   BAE Systems plc.........................      340
 45,500   British American Tobacco plc............      402

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          UNITED KINGDOM -- (CONTINUED)
 56,480   British Telecommunications plc..........  $   282
 43,100   Diageo plc..............................      453
178,500   Invensys plc............................       92
 86,300   Marks & Spencer plc.....................      323
 52,300   Unilever plc............................      397
                                                    -------
                                                      2,289
                                                    -------
          UNITED STATES -- 46.2%
  7,500   Albertson's, Inc.(a)....................      239
  9,900   Allstate Corporation....................      370
 28,140   Archer-Daniels-Midland Company..........      354
  3,100   Avaya Inc.!!............................       31
  9,600   Banc One Corporation....................      302
 13,200   Boeing Company..........................      442
 19,300   ConAgra Foods, Inc.!!...................      434
 10,300   E.I. duPont de Nemours and Company......      387
 10,400   Eastman Kodak Company...................      338
 18,000   Goodyear Tire & Rubber Company..........      332
  8,700   Great Lakes Chemical Corporation........      192
 26,800   Hewlett-Packard Company.................      431
 10,100   Loews Corporation.......................      467
  7,200   McDonald's Corporation..................      195
  3,160   Merck & Company, Inc. ..................      210
 19,480   Motorola, Inc. .........................      304
  4,500   National City Corporation...............      135
 10,500   Philip Morris Companies Inc. ...........      507
  9,100   Praxair, Inc. ..........................      382
 16,600   Raytheon Company........................      577
  2,400   SAFECO Corporation......................       73
 10,600   SBC Communications Inc. ................      500
 16,900   Schering-Plough Corporation.............      627
 14,400   Sherwin-Williams Company................      320
 14,200   Sprint Corporation (FON Group)..........      341
  4,900   The Clorox Company......................      181
  8,900   Toys R Us, Inc.!!.......................      153
 47,400   Unisys Corporation!!....................      410
 16,700   UST Inc. ...............................      554
  8,700   Verizon Communications Inc. ............      472
 14,400   Waste Management, Inc. .................      385
 59,300   Xerox Corporation.......................      461
                                                    -------
                                                     11,106
                                                    -------
          TOTAL COMMON STOCKS
            (Cost $23,540)........................   21,393
                                                    -------
          PREFERRED STOCKS -- 0.1%
          (Cost $70)
          BRAZIL -- 0.1%
  1,400   Telecomunicacoes Brasileiras SA -
            Telebras, ADR(a)......................       35
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Global Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

SHARES                                               VALUE
 (000)                                               (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 13.1%
            (Cost $3,156)
  3,156   Nations Cash Reserves#.................   $ 3,156
                                                    -------
          TOTAL INVESTMENTS
            (Cost $26,766*)...............  102.3%   24,584
                                                    -------
          OTHER ASSETS AND LIABILITIES
            (NET).........................   (2.3)%
          Cash...................................   $   467
          Foreign currency (cost $390)...........       388
          Receivable for investment securities
            sold.................................       628
          Dividends receivable...................        47
          Interest receivable....................         7
          Collateral on securities loaned........      (555)
          Investment advisory fee payable........       (17)
          Administration fee payable.............        (1)
          Shareholder servicing and distribution
            fees payable.........................       (19)
          Payable for investment securities
            purchased............................    (1,405)
          Accrued Trustees' fees and expenses....        (3)
          Accrued expenses and other
            liabilities..........................       (99)
                                                    -------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................      (562)
                                                    -------
          NET ASSETS......................  100.0%  $24,022
                                                    =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $    35
          Accumulated net realized gain on
            investments sold, foreign currencies
            and net other assets.................        67
          Net unrealized depreciation of
            investments, foreign currencies and
            net other assets.....................    (2,183)
          Paid-in capital........................    26,103
                                                    -------
          NET ASSETS.............................   $24,022
                                                    =======


                                                     VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($3,395,127 / 366,623 shares
            outstanding).........................     $9.26
                                                    =======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($6,764,698 / 731,751
            shares outstanding)..................     $9.24
                                                    =======
          Maximum sales charge...................     5.75%
          Maximum offering price per share.......     $9.80
          INVESTOR B SHARES:
          Net asset value and offering price per
            share! ($4,905,206 / 532,292 shares
            outstanding).........................     $9.22
                                                    =======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share! ($8,957,334 / 971,831 shares
            outstanding).........................     $9.22
                                                    =======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $2,182 on investment securities was comprised of gross appreciation of $454 and gross depreciation of $2,636 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $26,766.

 !! Non-income producing security.

 ! The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $555.

(a) All or a portion of security was on loan at September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $593 and $537, respectively.

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations Global Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

At September 30, 2001, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Telecommunications services.................................         18.1%          $        4,337
Commercial banking..........................................          7.0                    1,683
Tobacco.....................................................          6.1                    1,463
Aerospace and defense.......................................          5.7                    1,359
Computers and office equipment..............................          5.4                    1,302
Food products...............................................          4.9                    1,185
Chemicals -- Basic..........................................          4.1                      980
Insurance...................................................          3.9                      938
Diversified electronics.....................................          3.7                      884
Pharmaceuticals.............................................          3.5                      837
Integrated oil..............................................          3.3                      786
Beverages...................................................          3.0                      730
Electric power -- Non nuclear...............................          2.4                      582
Retail -- Specialty.........................................          2.0                      473
Networking and telecommunications equipment.................          1.9                      467
Commercial services.........................................          1.6                      385
Housing and furnishing......................................          1.5                      368
Financial services..........................................          1.4                      348
Automotive..................................................          1.4                      332
Department and discount stores..............................          1.3                      323
Other.......................................................          6.9                    1,631
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         89.1                   21,393
PREFERRED STOCKS............................................          0.1                       35
INVESTMENT COMPANIES........................................         13.1                    3,156
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        102.3                   24,584
OTHER ASSETS AND LIABILITIES (NET)..........................         (2.3)                    (562)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $       24,022
                                                                ==========           =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                  VALUE
                                                  (000)
----------------------------------------------------------
           INVESTMENT COMPANIES -- 99.0%
           Investment in Nations Master
             Investment Trust, International
             Value Master Portfolio*........    $1,991,276
                                                ----------
           TOTAL INVESTMENTS.........   99.0%    1,991,276
                                                ----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    1.0%
           Receivable for Fund shares
             sold...........................    $   25,308
           Payable for Fund shares
             redeemed.......................        (5,239)
           Administration fee payable.......          (291)
           Shareholder servicing and
             distribution fees payable......          (335)
           Accrued Trustees' fees and
             expenses.......................           (36)
           Accrued expenses and other
             liabilities....................          (207)
                                                ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)..............        19,200
                                                ----------
           NET ASSETS................  100.0%   $2,010,476
                                                ==========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income.........................    $   28,057
           Accumulated net realized gain on
             investment.....................        40,521
           Net unrealized depreciation of
             investment.....................      (449,948)
           Paid-in capital..................     2,391,846
                                                ----------
           NET ASSETS.......................    $2,010,476
                                                ==========


                                                  VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             (1,416,121,703 / 95,595,974
             shares outstanding)............        $14.81
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption
             price per share (438,937,964 /
             29,744,257 shares
             outstanding)...................        $14.76
                                                    ======
           Maximum sales charge.............         5.75%
           Maximum offering price per
             share..........................        $15.66
           INVESTOR B SHARES:
           Net asset value and offering
             price per share! (83,522,432 /
             5,743,972 shares
             outstanding)...................        $14.54
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering
             price per share! (71,893,889 /
             4,943,886 shares
             outstanding)...................        $14.54
                                                    ======

---------------

* The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

! The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                   VALUE
                                                   (000)
----------------------------------------------------------
           INVESTMENT COMPANIES -- 98.7%
           Investment in Nations Master
             Investment Trust, International
             Equity Master Portfolio*........    $ 535,972
                                                 ---------
           TOTAL INVESTMENTS..........   98.7%     535,972
                                                 ---------
           OTHER ASSETS AND
             LIABILITIES (NET)........    1.3%
           Receivable for Fund shares sold...    $   9,194
           Payable for Fund shares
             redeemed........................       (1,707)
           Administration fee payable........          (76)
           Shareholder servicing and
             distribution fees payable.......          (28)
           Accrued Trustees' fees and
             expenses........................          (99)
           Accrued expenses and other
             liabilities.....................         (159)
                                                 ---------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...............        7,125
                                                 ---------
           NET ASSETS.................  100.0%   $ 543,097
                                                 =========
           NET ASSETS CONSIST OF:
           Distributions in excess of net
             investment income...............    $  (5,262)
           Accumulated net realized loss on
             investment......................     (105,549)
           Net unrealized depreciation of
             investment......................      (80,889)
           Paid-in capital...................      734,797
                                                 ---------
           NET ASSETS........................    $ 543,097
                                                 =========


                                                   VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             (492,279,708 / 51,475,198 shares
             outstanding)....................        $9.56
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption
             price per share (34,685,332 /
             3,689,601 shares outstanding)...        $9.40
                                                    ======
           Maximum sales charge..............        5.75%
           Maximum offering price per
             share...........................        $9.97
           INVESTOR B SHARES:
           Net asset value and offering price
             per share! (15,160,194 /
             1,678,070 shares outstanding)...        $9.03
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering price
             per share! (971,751 / 110,213
             shares outstanding).............        $8.82
                                                    ======

---------------

* The financial statements of the International Equity Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Equity Fund's financial statements.

! The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          COMMON STOCKS -- 89.0%
          BERMUDA -- 2.7%
 13,482   Accenture Ltd.!!........................  $   172
                                                    -------
          BRAZIL -- 1.0%
  4,766   Embraer-Empresa Brasileira de
            Aeronautica SA, ADR...................       61
                                                    -------
          CANADA -- 6.1%
  9,460   Bombardier, Inc. 'B'....................       69
  3,511   Canadian National Railway Company.......      133
 17,452   Westjet Airlines Ltd....................      185
                                                    -------
                                                        387
                                                    -------
          CHINA -- 2.1%
  6,500   CNOOC Ltd., ADR!!(a)....................      130
                                                    -------
          DENMARK -- 2.4%
  1,348   Novo Nordisk A/S, ADR...................       57
  2,322   Novo Nordisk A/S, Class B...............       96
                                                    -------
                                                        153
                                                    -------
          FINLAND -- 0.9%
  3,800   Nokia Corporation!!.....................       59
                                                    -------
          FRANCE -- 8.9%
  2,044   Carrefour SA............................       98
  8,058   JC Decaux SA............................       63
  1,738   Lafarge SA!!............................      142
  1,078   Suez Lyonnaise des Eaux.................       36
  2,724   Suez SA.................................       91
    994   TotalFinaElf SA.........................      133
                                                    -------
                                                        563
                                                    -------
          GERMANY -- 13.2%
    640   AMB Generali Holding AG.................       65
  4,342   AWD Holdings AG.........................       94
  5,072   Bayerische Motoren Werke (BMW) AG!!.....      129
  4,483   KarstadtQuelle AG.......................      132
    834   Muenchener
            Rueckversicherungs-Gesellschaft AG-...      216
    250   Porsche AG..............................       64
  3,398   RWE AG..................................      136
                                                    -------
                                                        836
                                                    -------
          IRELAND -- 2.6%
  4,012   Ryanair Holdings plc, ADR!!.............      164
                                                    -------
          ITALY -- 1.0%
  2,425   Assicurazioni Generali SpA..............       65
                                                    -------

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          JAPAN -- 5.7%
  1,450   Aiful Corporation.......................  $   122
  6,000   Mitsui Fudosan Company, Ltd.............       68
  7,000   Nippon COMSYS Corporation...............       88
 11,000   The Suruga Bank, Ltd....................       83
                                                    -------
                                                        361
                                                    -------
          NETHERLANDS -- 11.5%
  5,424   Heineken Holding NV 'A'.................      152
  7,294   Koninklijke Ahold NV!!..................      203
  3,446   TNT Post Group NV.......................       66
  3,619   Unilever NV!!...........................      196
  3,799   VNU NV..................................      107
                                                    -------
                                                        724
                                                    -------
          PORTUGAL -- 1.3%
 11,638   Portugal Telecom, SGPS, SA (REGD).......       85
                                                    -------
          SOUTH KOREA -- 1.1%
  3,190   H&CB....................................       68
                                                    -------
          SPAIN -- 7.6%
 28,027   Corporacion Mapfre, Compania
            Internacional de Reaseguros, SA.......      166
  7,840   Grupo Auxiliar Metalurgico SA!!.........      107
  7,971   Industria De Diseno Textil, SA!!........      134
  3,334   Sogecable, SA!!.........................       73
                                                    -------
                                                        480
                                                    -------
          SWITZERLAND -- 3.0%
  4,110   UBS AG(a)...............................      190
                                                    -------
          UNITED KINGDOM -- 17.9%
  2,154   Amdocs Ltd.!!...........................       57
 17,620   Arm Holdings plc!!......................       61
  8,816   BP Amoco plc............................       73
 14,686   Diageo plc..............................      154
  7,706   GlaxoSmithKline plc.....................      217
 24,844   Northern Rock plc.......................      187
  9,814   Royal Bank of Scotland-.................      216
 13,250   Trinity Mirror plc......................       68
 44,422   Vodafone Group plc......................       97
                                                    -------
                                                      1,130
                                                    -------
          TOTAL COMMON STOCKS
            (Cost $5,682).........................    5,628
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.2%
              (Cost $200)
 $   200    Federal Home Loan Bank Discount note
              10/01/01..............................   $   200
                                                       -------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 5.9%
              (Cost $375)
     375    Nations Cash Reserves#..................       375
                                                       -------
            TOTAL INVESTMENTS
              (Cost $6,257*).................   98.1%    6,203
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    1.9%
            Foreign currency (cost $898)............   $   890
            Receivable for investment securities
              sold..................................     1,733
            Dividends receivable....................        13
            Interest receivable.....................         1
            Receivable from investment advisor......        25
            Collateral on securities loaned.........      (307)
            Investment advisory fee payable.........        (4)
            Shareholder servicing and distribution
              fees payable..........................        (4)
            Due to custodian........................      (250)
            Payable for investment securities
              purchased.............................    (1,876)
            Accrued Trustees' fees and expenses.....       (16)
            Accrued expenses and other
              liabilities...........................       (87)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       118
                                                       -------
            NET ASSETS.......................  100.0%  $ 6,321
                                                       =======
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income.....................   $    (7)
            Accumulated net realized loss on
              investments sold, foreign currencies
              and net other assets..................    (2,859)
            Net unrealized depreciation of
              investments, foreign currencies and
              net other assets......................       (55)
            Paid-in capital.........................     9,242
                                                       -------
            NET ASSETS..............................   $ 6,321
                                                       =======


                                                      VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($1,885,426 / 275,533
            shares outstanding)...................     $6.84
                                                     =======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($2,003,021 / 293,625 shares
            outstanding)..........................     $6.82
                                                     =======
          Maximum sales charge....................     5.75%
          Maximum offering price per share........     $7.24
          INVESTOR B SHARES:
          Net asset value and offering price per
            share! ($1,633,836 / 241,658 shares
            outstanding)..........................     $6.76
                                                     =======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share! ($798,696 / 118,094 shares
            outstanding)..........................     $6.76
                                                     =======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $54 on investment securities was comprised of gross appreciation of $197 and gross depreciation of $251 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $6,257.

 - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !! Non-income producing security.

 ! The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $307.

(a) All or a portion of security was on loan at September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $309 and $298, respectively.

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

At September 30, 2001, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Insurance...................................................          8.1%          $          512
Commercial banking..........................................          5.8                      367
Consumer services...........................................          5.7                      362
Airlines....................................................          5.5                      349
Integrated oil..............................................          5.3                      336
Telecommunications services.................................          5.2                      327
Food and drug stores........................................          4.8                      301
Pharmaceuticals.............................................          3.4                      217
Commercial services.........................................          3.4                      215
Finance -- Miscellaneous....................................          3.4                      216
Automotive..................................................          3.1                      193
Railroads, trucking and shipping............................          3.1                      199
Food products...............................................          3.1                      196
Consumer credit and mortgages...............................          3.0                      187
Publishing and advertising..................................          2.8                      175
Beverages...................................................          2.4                      154
Health services.............................................          2.4                      153
Construction................................................          2.2                      142
Energy -- Miscellaneous.....................................          2.2                      136
Aerospace and defense.......................................          2.1                      130
Other.......................................................         12.0                      761
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         89.0                    5,628
U.S. GOVERNMENT AND AGENCY OBLIGATIONS......................          3.2                      200
INVESTMENT COMPANIES........................................          5.9                      375
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................         98.1                    6,203
OTHER ASSETS AND LIABILITIES (NET)..........................          1.9                      118
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $        6,321
                                                                ==========           =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              COMMON STOCKS -- 84.0%
              ARGENTINA -- 1.7%
     25,434   Grupo Financiero Galicia SA,
                ADR(a)............................  $    151
     21,100   Perez Companc SA, ADR(a)............       215
                                                    --------
                                                         366
                                                    --------
              BRAZIL -- 7.8%
     12,500   Brasil Telecom Participacoes SA,
                ADR!!(a)..........................       340
     53,000   Companhia Paranaense de
                Energia-Copel, ADR................       310
     13,100   Companhia Vale do Rio Doce, ADR!!...       261
     34,000   Gerdau SA, ADR(a)...................       170
      6,300   Petroleo Brasileiro SA-'A', ADR.....       121
     31,502   Tele Norte Leste Participacoes SA,
                ADR(a)............................       285
     10,000   Unibanco -- Uniao de Bancos
                Brasileiros SA....................       145
                                                    --------
                                                       1,632
                                                    --------
              CHINA -- 2.0%
  2,236,000   PetroChina Company Ltd. ............       427
                                                    --------
              GREECE -- 0.9%
     37,000   STET Hellas Telecommunications SA,
                ADR!!.............................       179
                                                    --------
              HONG KONG -- 5.5%
     28,600   China Mobile (Hong Kong) Ltd.,
                ADR!!.............................       459
    988,000   Denway Investment!!.................       263
    637,000   Wheelock And Company Ltd. ..........       437
                                                    --------
                                                       1,159
                                                    --------
              HUNGARY -- 3.1%
      5,000   Gedeon Richter, GDR.................       275
     28,000   Matav, ADR(a).......................       378
                                                    --------
                                                         653
                                                    --------
              INDIA -- 6.6%
     94,400   ICICI Ltd., ADR.....................       467
     16,200   Ranbaxy Laboratories Ltd. ..........       219
     38,500   Reliance Industries Ltd., GDR.......       466
     45,100   Satyam Infoway Ltd., ADR!!(a).......        47
      9,200   Wipro Ltd.(a).......................       195
                                                    --------
                                                       1,394
                                                    --------
              ISRAEL -- 2.4%
     89,200   M-Systems Flash Disk Pioneers
                Ltd. .............................       377
     12,400   Precise Software Solutions Ltd.!!...       137
                                                    --------
                                                         514
                                                    --------
              MALAYSIA -- 4.4%
    343,200   AMMB Holdings Berhad!!..............       266
    140,000   Commerce Asset-Holding Berhad.......       260
    221,000   Unisem (M) Berhad...................       398
                                                    --------
                                                         924
                                                    --------
              MEXICO -- 12.5%
    305,400   Alfa, SA............................       218
    189,100   Carso Global Telecom, ADR!!(a)......       724
     17,100   Consorcio ARA SA de CV, ADR!!-......       214
     63,000   Grupo Elektra SA de CV, GDR(a)......       296
     40,000   Grupo IMSA SA de CV, ADR............       276
    144,000   Grupo Modelo SA de CV 'C'...........       316

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              MEXICO -- (CONTINUED)
     82,000   TV Azteca SA de CV, ADR!!...........  $    316
     12,800   Wal-Mart de Mexico SA de CV, ADR....       268
                                                    --------
                                                       2,628
                                                    --------
              POLAND -- 1.8%
     53,218   Polski Koncern Naftowy Orlen SA,
                GDR...............................       375
                                                    --------
              RUSSIA -- 7.0%
    116,800   AO Tatneft, ADR(a)..................     1,026
     43,500   Gazprom, ADR........................       384
      5,000   Norilsk Nickel, ADR!!...............        55
                                                    --------
                                                       1,465
                                                    --------
              SOUTH AFRICA -- 7.6%
     30,100   Anglo American plc..................       359
    270,000   Aveng Ltd. .........................       237
    383,500   BoE Ltd. ...........................       163
    217,200   FirstRand Ltd.......................       180
      5,500   Impala Platinum Holdings Ltd........       194
     25,200   Investec Group Ltd.!!...............       455
                                                    --------
                                                       1,588
                                                    --------
              SOUTH KOREA -- 9.7%
     33,000   Ceratech Corporation................       300
     42,300   Hynix Semiconductor Inc., GDR!!.....       140
     34,900   Hyundai Motor Company Ltd., GDR.....       230
      2,700   Samsung Electronics.................       289
     37,400   Shinhan Financial Group Company,
                Ltd., GDS(a)......................       560
     27,660   SK Telecom Company Ltd., ADR........       510
                                                    --------
                                                       2,029
                                                    --------
              TAIWAN -- 6.9%
    146,550   Asustek Computer Inc., GDR..........       455
     57,000   Compal Electronics Inc., GDR(a).....       205
     60,000   Hon Hai Precision Industry Company,
                Ltd...............................       190
    377,300   Macronix International Company
                Ltd.!!............................       198
    262,500   Ritek Corporation...................       211
     21,172   Taiwan Semiconductor Manufacturing
                Company Ltd., ADR!!(a)............       201
                                                    --------
                                                       1,460
                                                    --------
              THAILAND -- 2.8%
  1,731,800   Siam Commercial Bank Public Company
                Ltd.!!............................       584
                                                    --------
              TURKEY -- 1.3%
191,190,000   Yapi ve Kredi Bankasi AS!!..........       281
                                                    --------
              TOTAL COMMON STOCKS
              (Cost $27,944)......................    17,658
                                                    --------
              PREFERRED STOCKS -- 7.9%
              BRAZIL -- 6.1%
  2,950,000   Ambev Cia De Bebid..................       475
124,724,810   Banco Bradesco SA...................       493
     16,150   Petroleo Brasileiro SA -
                Petrobras.........................       310
                                                    --------
                                                       1,278
                                                    --------
              SOUTH KOREA -- 1.8%
     65,000   LG Electronics Inc..................       384
                                                    --------
              TOTAL PREFERRED STOCKS
                (Cost $1,857).....................     1,662
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              WARRANTS -- 0.1%
              BRAZIL -- 0.1%
      4,990   Ambev Cia De Bebid
                Expire 4/30/03....................  $      1
     59,969   Ambev Cia De Bebid
                Expire 4/30/03....................        19
                                                    --------
                                                          20
                                                    --------
              TOTAL WARRANTS
                (Cost $3).........................        20
                                                    --------

  SHARES
   (000)
-----------
              INVESTMENT COMPANIES -- 24.8%
      4,969   Nations Cash Reserves#.............      4,969
         51   Taiwan Index Fund..................        235
                                                    --------
              TOTAL INVESTMENT COMPANIES
                (Cost $5,448).............             5,204
                                                    --------
              TOTAL INVESTMENTS
                (Cost $35,252*)...........  116.8%    24,544
                                                    --------
              OTHER ASSETS AND
                LIABILITIES (NET).........  (16.8)%
              Cash...............................   $     11
              Foreign currency (cost $695).......        681
              Receivable for investment                  218
                securities sold..................
              Receivable for Fund shares sold....        963
              Dividends receivable...............         81
              Collateral on securities loaned....     (4,276)
              Payable for Fund shares redeemed...         (6)
              Investment advisory fee payable....         (3)
              Administration fee payable.........         (4)
              Shareholder servicing and
                distribution fees payable........         (3)
              Payable for investment securities
                purchased........................     (1,091)
              Accrued Trustees' fees and                 (34)
                expenses.........................
              Accrued expenses and other                 (60)
                liabilities......................
                                                    --------
              TOTAL OTHER ASSETS AND LIABILITIES      (3,523)
                (NET)............................
                                                    --------
              NET ASSETS..................  100.0%  $ 21,021
                                                    ========
              NET ASSETS CONSIST OF:
              Undistributed net investment          $     66
                income...........................
              Accumulated net realized loss on
                investments sold, foreign
                currencies and net other             (23,683)
                assets...........................
              Net unrealized depreciation of
                investments, foreign currencies
                and net other assets.............    (10,723)
              Paid-in capital....................     55,361
                                                    --------
              NET ASSETS.........................   $ 21,021
                                                    ========

                                                     VALUE
------------------------------------------------------------
              PRIMARY A SHARES:
              Net asset value, offering and
                redemption price per share
                ($17,214,411 / 2,540,332 shares        $6.78
                outstanding).....................      =====
              INVESTOR A SHARES:
              Net asset value and redemption
                price per share
                ($2,405,013 / 358,537 shares           $6.71
                outstanding).....................      =====
                                                       5.75%
              Maximum sales charge...............
                                                       $7.12
              Maximum offering price per share...
              INVESTOR B SHARES:
              Net asset value and offering price
                per share! ($1,317,057 / 202,227
                shares outstanding)..............      $6.51
                                                       =====
              INVESTOR C SHARES:
              Net asset value and offering price
                per share! ($84,938 / 13,061
                shares outstanding)..............      $6.50
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $10,708 on investment securities was comprised of gross appreciation of $62 and gross depreciation of $10,770 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $35,252.

 - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !! Non-income producing security.

 ! The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $4,276.

(a) All or a portion of security was on loan at September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $6,012 and $3,717, respectively.

 ADR -- American Depository Receipt

GDR -- Global Depository Receipt

 GDS -- Global Depository Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

At September 30, 2001, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................         13.8%          $        2,875
Commercial banking..........................................         10.7                    2,259
Semiconductors..............................................          7.6                    1,603
Exploration and production..................................          4.9                    1,026
Diversified manufacturing...................................          4.6                      960
Metals and mining...........................................          4.1                      869
Diversified electronics.....................................          4.0                      850
Oil refining and marketing..................................          3.8                      802
Real estate.................................................          3.1                      651
Department and discount stores..............................          2.7                      564
Electronics.................................................          2.4                      511
Pharmaceuticals.............................................          2.4                      494
Automotive..................................................          2.3                      493
Finance -- Miscellaneous....................................          2.2                      467
Investment services.........................................          2.2                      455
Software....................................................          1.8                      379
Natural gas distribution....................................          1.8                      384
Beverages...................................................          1.5                      316
Integrated oil..............................................           .6                      121
Other.......................................................          7.5                    1,579
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         84.0                   17,658
PREFERRED STOCKS............................................          7.9                    1,662
WARRANTS....................................................          0.1                       20
INVESTMENT COMPANIES........................................         24.8                    5,204
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        116.8                   24,544
OTHER ASSETS AND LIABILITIES (NET)..........................        (16.8)                  (3,523)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $       21,021
                                                                ==========           =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2001

                                                      GLOBAL         INTERNATIONAL     INTERNATIONAL      INTERNATIONAL
                                                     VALUE(A)            VALUE             EQUITY         OPPORTUNITIES
                                                  ----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $7, $0, $0, $9 and $51, respectively).......    $          120     $           --    $           --     $           51
Dividends allocated from Portfolio (Net of
  foreign withholding taxes of $0, $3,978,
  $1,502, $0 and $0, respectively)+...........                --             28,898             8,278                 --
Dividend income from affiliated funds.........                30                 --                --                  1
Dividend income from affiliated funds
  allocated from Portfolio+...................                --              1,803               475                 --
Interest......................................                --                 --                --                 16
Interest allocated from Portfolio+............                --                 --                53                 --
Securities lending............................                --*                --                --                  1
Securities lending collateral from
  Portfolio+..................................                --              1,528               420                 --
Expenses allocated from Portfolio+............                --             (9,708)           (3,265)                --
                                                  --------------     --------------    --------------     --------------
    Total investment income...................               150             22,521             5,961                 69
                                                  --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.......................                52                 --                --                 31
Administration fee............................                13              1,715               587                  8
Transfer agent fees...........................                13                449               129                  4
Custodian fees................................                23                 --                --                 20
Legal and audit fees..........................                24                 40                33                 28
Registration and filing fees..................                34                107                32                 40
Trustees' fees and expenses...................                 8                 16                16                 16
Interest expense..............................                --                 --                --                 --
Printing expense..............................                28                 79                35                 40
Other.........................................                 1                 13                 7                 --
                                                  --------------     --------------    --------------     --------------
    Subtotal..................................               196              2,419               839                187
Shareholder servicing and distribution fees:
  Investor A Shares...........................                 5                552                49                  3
  Investor B Shares...........................                12                451                98                 11
  Investor C Shares...........................                18                324                 6                  5
                                                  --------------     --------------    --------------     --------------
    Total expenses............................               231              3,746               992                206
Fees waived by investment advisor and/or
  administrator...............................              (115)              (649)               --               (130)
Fees reduced by credits allowed by the
  custodian...................................                (1)                --                --                 --*
                                                  --------------     --------------    --------------     --------------
    Net expenses..............................               115              3,097               992                 76
                                                  --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)..................                35             19,424             4,969                 (7)
                                                  --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.......................                78                 --                --             (1,057)
  Security transactions allocated from
    Portfolio+................................                --             33,508           (63,724)                --
  Foreign currencies and net other assets.....               (11)                --                --                (25)
  Foreign currencies and net other assets
    allocated from Portfolio+.................                --                440              (592)                --
                                                  --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.......                67             33,948           (64,316)            (1,082)
                                                  --------------     --------------    --------------     --------------
Change in unrealized
  appreciation/(depreciation) of:
  Securities (Note 9).........................            (2,183)                --                --                (77)
  Securities allocated from Portfolio (Note
    9)+.......................................                --           (388,562)          (21,735)                --
  Foreign currencies and net other assets.....                --*                --                --                  6
                                                  --------------     --------------    --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................            (2,183)          (388,562)          (21,735)               (71)
                                                  --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.................................            (2,116)          (354,614)          (86,051)            (1,153)
                                                  --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................    $       (2,081)    $     (335,190)   $      (81,082)    $       (1,160)
                                                  ==============     ==============    ==============     ==============

                                                   EMERGING
                                                   MARKETS
                                                  -----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $7, $0, $0, $9 and $51, respectively).......  $          414
Dividends allocated from Portfolio (Net of
  foreign withholding taxes of $0, $3,978,
  $1,502, $0 and $0, respectively)+...........              --
Dividend income from affiliated funds.........               9
Dividend income from affiliated funds
  allocated from Portfolio+...................              --
Interest......................................              14
Interest allocated from Portfolio+............              --
Securities lending............................              37
Securities lending collateral from
  Portfolio+..................................              --
Expenses allocated from Portfolio+............              --
                                                --------------
    Total investment income...................             474
                                                --------------
EXPENSES:
Investment advisory fee.......................             182
Administration fee............................              40
Transfer agent fees...........................               6
Custodian fees................................              15
Legal and audit fees..........................              30
Registration and filing fees..................              16
Trustees' fees and expenses...................              16
Interest expense..............................              10
Printing expense..............................              34
Other.........................................               3
                                                --------------
    Subtotal..................................             352
Shareholder servicing and distribution fees:
  Investor A Shares...........................               6
  Investor B Shares...........................               9
  Investor C Shares...........................               1
                                                --------------
    Total expenses............................             368
Fees waived by investment advisor and/or
  administrator...............................              (9)
Fees reduced by credits allowed by the
  custodian...................................              --
                                                --------------
    Net expenses..............................             359
                                                --------------
NET INVESTMENT INCOME/(LOSS)..................             115
                                                --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.......................          (4,373)
  Security transactions allocated from
    Portfolio+................................              --
  Foreign currencies and net other assets.....             (23)
  Foreign currencies and net other assets
    allocated from Portfolio+.................              --
                                                --------------
Net realized gain/(loss) on investments.......          (4,396)
                                                --------------
Change in unrealized
  appreciation/(depreciation) of:
  Securities (Note 9).........................          (1,893)
  Securities allocated from Portfolio (Note
    9)+.......................................              --
  Foreign currencies and net other assets.....             (11)
                                                --------------
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................          (1,904)
                                                --------------
Net realized and unrealized gain/(loss) on
  investments.................................          (6,300)
                                                --------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................  $       (6,185)
                                                ==============

---------------

 *  Amount represents less than $500.

 + Allocated from International Value Master Portfolio and International Equity Master Portfolio, respectively.

(a) Global Value commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

                      [This page intentionally left blank]

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                             GLOBAL VALUE                   INTERNATIONAL VALUE
                                                            ------------------------------------------------------------
                                                                PERIOD               SIX MONTHS
                                                                ENDED                  ENDED
                                                             09/30/01(A)              9/30/01               YEAR ENDED
                                                             (UNAUDITED)            (UNAUDITED)              3/31/01
                                                            ------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)............................    $           35         $       19,424         $       22,150
Net realized gain/(loss) on investments.................                67                     --                     --
Net realized gain/(loss) on investments allocated from
  Portfolio+............................................                --                 33,948                 33,992
Net change in unrealized appreciation/(depreciation) of
  investments...........................................            (2,183)                    --                     --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.................                --               (388,562)              (103,599)
                                                            --------------         --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations............................................            (2,081)              (335,190)               (47,457)
Distributions to shareholders from net investment
  income:
  Primary A Shares......................................                --                     --                 (9,924)
  Primary B Shares......................................                --                     --                     --
  Investor A Shares.....................................                --                     --                 (2,896)
  Investor B Shares.....................................                --                     --                   (484)
  Investor C Shares.....................................                --                     --                   (167)
Distributions to shareholders in excess of net
  investment income:
  Primary A Shares......................................                --                     --                     --
  Primary B Shares......................................                --                     --                     --
  Investor A Shares.....................................                --                     --                     --
  Investor B Shares.....................................                --                     --                     --
  Investor C Shares.....................................                --                     --                     --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares......................................                --                 (4,601)               (47,333)
  Primary B Shares......................................                --                     --                     --
  Investor A Shares.....................................                --                 (1,462)               (15,320)
  Investor B Shares.....................................                --                   (309)                (3,941)
  Investor C Shares.....................................                --                   (206)                (1,209)
Distributions to shareholders in excess of net realized
  gain on investments:
  Primary A Shares......................................                --                     --                     --
  Primary B Shares......................................                --                     --                     --
  Investor A Shares.....................................                --                     --                     --
  Investor B Shares.....................................                --                     --                     --
  Investor C Shares.....................................                --                     --                     --
Net increase/(decrease) in net assets from Fund share
  transactions..........................................            26,103                705,260                923,753
                                                            --------------         --------------         --------------
Net increase/(decrease) in net assets...................            24,022                363,492                795,022
NET ASSETS:
Beginning of period.....................................                --*             1,646,984                851,962
                                                            --------------         --------------         --------------
End of period...........................................    $       24,022         $    2,010,476         $    1,646,984
                                                            ==============         ==============         ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period...................    $           35         $       28,057         $        8,633
                                                            ==============         ==============         ==============

---------------

 * Amount represents less than $500.

 + Allocated from International Value Master Portfolio and International Equity
   Master Portfolio, respectively.

(a) Global Value commenced operations on April 16, 2001.

(b) International Opportunities commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

          INTERNATIONAL EQUITY                         INTERNATIONAL OPPORTUNITIES
    -------------------------------------         -------------------------------------
      SIX MONTHS                                    SIX MONTHS
        ENDED                                         ENDED
       9/30/01               YEAR ENDED              9/30/01              PERIOD ENDED
     (UNAUDITED)              3/31/01              (UNAUDITED)             3/31/01(B)
---------------------------------------------------------------------------------------
    $        4,969         $        8,048         $           (7)        $          (18)
                --                     --                 (1,082)                (1,768)
           (64,316)               (29,984)                    --                     --
                --                     --                    (71)                    16
           (21,735)              (259,030)                    --                     --
    --------------         --------------         --------------         --------------
           (81,082)              (280,966)                (1,160)                (1,770)
                --                 (6,672)                    --                     --
                --                     --                     --                     --
                --                   (230)                    --                     --
                --                   (137)                    --                     --
                --                     (4)                    --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                (53,837)                    --                     --
                --                     --*                    --                     --
                --                 (1,868)                    --                     --
                --                 (2,011)                    --                     --
                --                    (68)                    --                     --
                --                 (7,943)                    --                     --
                --                     --*                    --                     --
                --                   (275)                    --                     --
                --                   (297)                    --                     --
                --                    (10)                    --                     --
          (169,076)               204,671                    202                  9,049
    --------------         --------------         --------------         --------------
          (250,158)              (149,647)                  (958)                 7,279
           793,255                942,902                  7,279                     --
    --------------         --------------         --------------         --------------
    $      543,097         $      793,255         $        6,321         $        7,279
    ==============         ==============         ==============         ==============
    $       (5,262)        $      (10,231)        $           (7)        $           --
    ==============         ==============         ==============         ==============

               EMERGING MARKETS
     -------------------------------------
       SIX MONTHS
         ENDED
        9/30/01               YEAR ENDED
      (UNAUDITED)              3/31/01
---  -------------------------------------
     $          115         $        (242)
             (4,396)               (1,627)
                 --                     --
             (1,904)              (26,159)
                 --                     --
     --------------         --------------
             (6,185)              (28,028)
                 --                   (79)
                 --                     --
                 --                    (6)
                 --                     --
                 --                     --
                 --                   (18)
                 --                     --
                 --                    (1)
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
                 --                     --
            (13,314)                 5,743
     --------------         --------------
            (19,499)              (22,389)
             40,520                 62,909
     --------------         --------------
     $       21,021         $       40,520
     ==============         ==============
     $           66         $         (49)
     ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                 GLOBAL VALUE
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2001
                                                                  (UNAUDITED)
                                                              -------------------
                                                              SHARES      DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................    438       $ 4,350
  Issued as reinvestment of dividends.......................     --            --
  Redeemed..................................................    (71)         (722)
                                                              -----       -------
  Net increase/(decrease)...................................    367       $ 3,628
                                                              =====       =======
INVESTOR A SHARES:+
  Sold......................................................    769       $ 7,756
  Issued as reinvestment of dividends.......................     --            --
  Redeemed..................................................    (37)         (360)
                                                              -----       -------
  Net increase/(decrease)...................................    732       $ 7,396
                                                              =====       =======
INVESTOR B SHARES:+
  Sold......................................................    539       $ 5,460
  Issued as reinvestment of dividends.......................     --            --
  Redeemed..................................................     (8)          (70)
                                                              -----       -------
  Net increase/(decrease)...................................    531       $ 5,390
                                                              =====       =======
INVESTOR C SHARES:+
  Sold......................................................    989       $ 9,851
  Issued as reinvestment of dividends.......................     --            --
  Redeemed..................................................    (17)         (162)
                                                              -----       -------
  Net increase/(decrease)...................................    972       $ 9,689
                                                              =====       =======
  Total net increase/(decrease).............................  2,602       $26,103
                                                              =====       =======

---------------

+ Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

                                                                            INTERNATIONAL VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      ---------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   40,041    $ 694,380       46,622    $  863,368
  Issued as reinvestment of dividends.......................      107        1,981        1,731        30,888
  Redeemed..................................................  (11,816)    (204,654)     (13,064)     (241,191)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................   28,332    $ 491,707       35,289    $  653,065
                                                              =======    =========      =======    ==========
INVESTOR A SHARES:
  Sold......................................................   30,406    $ 525,456       56,747    $1,051,494
  Issued as reinvestment of dividends.......................       53          971          763        13,561
  Redeemed..................................................  (21,206)    (365,626)     (46,965)     (869,653)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................    9,253    $ 160,801       10,545    $  195,402
                                                              =======    =========      =======    ==========
INVESTOR B SHARES:
  Sold......................................................    1,550    $  26,370        2,235    $   41,136
  Issued as reinvestment of dividends.......................       14          258          227         3,980
  Redeemed..................................................     (545)      (8,930)        (473)       (8,581)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................    1,019    $  17,698        1,989    $   36,535
                                                              =======    =========      =======    ==========
INVESTOR C SHARES:
  Sold......................................................    2,411    $  40,380        2,267    $   41,438
  Issued as reinvestment of dividends.......................        8          145           62         1,094
  Redeemed..................................................     (332)      (5,471)        (208)       (3,781)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................    2,087    $  35,054        2,121    $   38,751
                                                              =======    =========      =======    ==========
  Total net increase/(decrease).............................   40,691    $ 705,260       49,944    $  923,753
                                                              =======    =========      =======    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            INTERNATIONAL EQUITY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001             YEAR ENDED
                                                                  (UNAUDITED)               MARCH 31, 2001
                                                              --------------------      -----------------------
                                                              SHARES      DOLLARS        SHARES       DOLLARS
                                                              -------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   32,273    $ 357,092       119,548    $ 1,587,180
  Issued in exchange for:
    Assets of Boatmen's Trust Company International Equity
      Fund (Master Trust Note 7)............................       --           --         2,048         29,129
    Primary A Shares of Nations International Growth Fund
      (Master Trust Note 7).................................       --           --         1,260         17,669
  Issued as reinvestment of dividends.......................       --           --         2,495         34,578
  Redeemed..................................................  (45,952)    (513,663)     (111,981)    (1,479,456)
                                                              -------    ---------      --------    -----------
  Net increase/(decrease)...................................  (13,679)   $(156,571)       13,370    $   189,100
                                                              =======    =========      ========    ===========
INVESTOR A SHARES:
  Sold......................................................   30,688    $ 339,620       106,860    $ 1,413,885
  Issued in exchange for Investor A Shares of Nations
    International Growth Fund (Master Trust Note 7).........       --           --         1,309         18,066
  Issued as reinvestment of dividends.......................       --*          --*          117          1,593
  Redeemed..................................................  (31,271)    (349,125)     (106,625)    (1,419,696)
                                                              -------    ---------      --------    -----------
  Net increase/(decrease)...................................     (583)   $  (9,505)        1,661    $    13,848
                                                              =======    =========      ========    ===========
INVESTOR B SHARES:
  Sold......................................................      326    $   3,575           854    $    11,428
  Issued in exchange for Investor B Shares of Nations
    International Growth Fund (Master Trust Note 7).........       --           --           144          1,921
  Issued as reinvestment of dividends.......................       --           --           172          2,294
  Redeemed..................................................     (613)      (6,552)       (1,202)       (14,802)
                                                              -------    ---------      --------    -----------
  Net increase/(decrease)...................................     (287)   $  (2,977)          (32)   $       841
                                                              =======    =========      ========    ===========
INVESTOR C SHARES:
  Sold......................................................      132    $   1,339           506    $     6,177
  Issued in exchange for Investor C Shares of Nations
    International Growth Fund (Master Trust Note 7).........       --           --            30            392
  Issued as reinvestment of dividends.......................       --           --             6             81
  Redeemed..................................................     (135)      (1,362)         (492)        (5,768)
                                                              -------    ---------      --------    -----------
  Net increase/(decrease)...................................       (3)   $     (23)           50    $       882
                                                              =======    =========      ========    ===========
  Total net increase/(decrease).............................  (14,552)   $(169,076)       15,049    $   204,671
                                                              =======    =========      ========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001        PERIOD ENDED
                                                                 (UNAUDITED)           MARCH 31, 2001
                                                              ------------------     ------------------
                                                              SHARES     DOLLARS     SHARES     DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   151       $1,255        189      $ 1,855
  Issued as reinvestment of dividends.......................    --           --         --           --
  Redeemed..................................................   (60)        (486)        (5)         (43)
                                                               ---       ------       ----      -------
  Net increase/(decrease)...................................    91       $  769        184      $ 1,812
                                                               ===       ======       ====      =======
INVESTOR A SHARES:+
  Sold......................................................    34       $  275        524      $ 5,045
  Issued as reinvestment of dividends.......................    --           --         --           --
  Redeemed..................................................   (90)        (727)      (175)      (1,586)
                                                               ---       ------       ----      -------
  Net increase/(decrease)...................................   (56)      $ (452)       349      $ 3,459
                                                               ===       ======       ====      =======
INVESTOR B SHARES:+
  Sold......................................................    12       $  102        272      $ 2,713
  Issued as reinvestment of dividends.......................    --           --         --           --
  Redeemed..................................................   (25)        (188)       (18)        (153)
                                                               ---       ------       ----      -------
  Net increase/(decrease)...................................   (13)      $  (86)       254      $ 2,560
                                                               ===       ======       ====      =======
INVESTOR C SHARES:+
  Sold......................................................     6       $   45        139      $ 1,376
  Issued as reinvestment of dividends.......................    --           --         --           --
  Redeemed..................................................   (10)         (74)       (17)        (158)
                                                               ---       ------       ----      -------
  Net increase/(decrease)...................................    (4)      $  (29)       122      $ 1,218
                                                               ===       ======       ====      =======
  Total net increase/(decrease).............................    18       $  202        909      $ 9,049
                                                               ===       ======       ====      =======

---------------

+ International Opportunities Primary A, Investor A, Investor B and Investor C
  Shares commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           EMERGING MARKETS
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,506    $ 22,860       4,079    $ 44,819
  Issued as reinvestment of dividends.......................      --          --           1           6
  Redeemed..................................................  (3,874)    (35,760)     (3,739)    (40,979)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,368)   $(12,900)        341    $  3,846
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     650    $  5,917       1,719    $ 19,992
  Issued as reinvestment of dividends.......................      --          --           1           7
  Redeemed..................................................    (727)     (6,408)     (1,482)    (17,808)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (77)   $   (491)        238    $  2,191
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      23    $    207          27    $    304
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................     (21)       (178)        (53)       (594)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       2    $     29         (26)   $   (290)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       6    $     53           5    $     46
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................      (1)         (5)         (5)        (50)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     48          --*   $     (4)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,438)   $(13,314)        553    $  5,743
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

                      [This page intentionally left blank]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
GLOBAL VALUE:
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited).................     $10.00          $0.06            $(0.80)           $(0.74)          $   --          $   --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited).................     $10.00          $0.05            $(0.81)           $(0.76)          $   --          $   --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited).................     $10.00          $0.01            $(0.79)           $(0.78)          $   --          $   --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited).................     $10.00          $0.01            $(0.79)           $(0.78)          $   --          $   --

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001.

 + Annualized.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                         RATIO OF     RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   $   --          $   --           $9.26        (7.40)%     $3,395        1.40%+(a)      1.25%+          9%           3.43%+(a)
   $   --          $   --           $9.24        (7.60)%     $6,765        1.65%+(a)      1.00%+          9%           3.68%+(a)
   $   --          $   --           $9.22        (7.80)%     $4,905        2.40%+(a)      0.25%+          9%           4.43%+(a)
   $   --          $   --           $9.22        (7.80)%     $8,957        2.40%+(a)      0.25%+          9%           4.43%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE:
PRIMARY A SHARES*
Six months ended 9/30/2001#
  (unaudited).................     $17.30          $0.18            $(2.61)           $(2.43)          $   --          $   --
Year ended 3/31/2001..........      18.78           0.32             (0.39)            (0.07)           (0.21)             --
Year ended 3/31/2000#.........      14.45           0.37              4.73              5.10            (0.28)             --
Period ended 3/31/1999#.......      15.53           0.16              0.28              0.44            (0.18)             --
Period ended 5/15/1998........      13.17           0.09              2.56              2.65               --              --
Year ended 11/30/1997.........      11.29           0.09              1.91              2.00            (0.09)          (0.01)
Period ended 11/30/1996**.....      10.00           0.06              1.29              1.35            (0.06)             --
INVESTOR A SHARES*
Six months ended 9/30/2001#
  (unaudited).................     $17.26          $0.16            $(2.60)           $(2.44)          $   --          $   --
Year ended 3/31/2001..........      18.77           0.27             (0.39)            (0.12)           (0.19)             --
Year ended 3/31/2000#.........      14.43           0.36              4.72              5.08            (0.25)             --
Period ended 3/31/1999#.......      15.44           0.14              0.36              0.50            (0.17)             --
Period ended 5/15/1998........      13.13           0.08              2.52              2.60               --              --
Year ended 11/30/1997.........      11.29           0.01              1.91              1.92            (0.01)          (0.05)
Period ended 11/30/1996**.....      10.00           0.04              1.31              1.35            (0.04)             --
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited).................     $17.07          $0.09            $(2.56)           $(2.47)          $   --          $   --
Year ended 3/31/2001..........      18.64           0.16             (0.40)            (0.24)           (0.13)             --
Year ended 3/31/2000#.........      14.40           0.22              4.66              4.88            (0.15)             --
Period ended 3/31/1999***#....      14.33           0.06              0.76              0.82            (0.13)             --
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited).................     $17.07          $0.09            $(2.56)           $(2.47)          $   --          $   --
Year ended 3/31/2001..........      18.65           0.16             (0.41)            (0.25)           (0.13)             --
Year ended 3/31/2000#.........      14.41           0.21              4.69              4.90            (0.17)             --
Period ended 3/31/1999***#....      13.33           0.06              1.77              1.83            (0.13)             --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Fund Institutional and Retail Shares, which were reorganized into the International Value Primary A and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Primary A and Investor A Shares commenced operations on
    December 27, 1995.

 *** International Value Investor B and Investor C Shares commenced operations on May 22, 1998 and June 15, 1998, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                     RATIO OF     RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
   $(0.06)         $(0.06)       $14.81      (14.11)%  $1,416,122      1.14%+         2.06%+         --             1.20%+
    (1.20)          (1.41)        17.30       (0.50)    1,163,899      1.13           1.89           --             1.23
    (0.49)          (0.77)        18.78       36.03       600,589      1.24(a)        2.11           12%###         1.34(a)
    (1.34)          (1.52)        14.45        1.48       142,546      1.30+          1.36+          44             1.39+
    (0.29)          (0.29)        15.53       20.54       119,412      1.25+          2.06+          88             1.26+
    (0.02)          (0.12)        13.17       17.75        54,277      1.21           0.89           29             1.21
       --           (0.06)        11.29       13.47        17,528      0.00+          0.00+          50             3.46+
   $(0.06)         $(0.06)       $14.76      (14.20)%  $  438,938      1.39%+         1.81%+         --             1.45%+
    (1.20)          (1.39)        17.26       (0.72)      353,646      1.38           1.64           --             1.48
    (0.49)          (0.74)        18.77       35.86       186,649      1.49(a)        1.86           12%###         1.59(a)
    (1.34)          (1.51)        14.43        1.75         5,960      1.55+          1.11+          44             1.64+
    (0.29)          (0.29)        15.44       20.22         5,128      1.81+          1.21+          88             1.82+
    (0.02)          (0.08)        13.13       17.11         4,259      1.73           0.26           29             1.93
    (0.02)          (0.06)        11.29       13.54           115      0.00+          1.83+          50            57.40+
   $(0.06)         $(0.06)       $14.54      (14.53)%  $   83,522      2.14%+         1.06%+         --             2.20%+
    (1.20)          (1.33)        17.07       (1.42)       80,655      2.13           0.89           --             2.23
    (0.49)          (0.64)        18.64       34.51        50,999      2.24(a)        1.11           12%###         2.34(a)
    (0.62)          (0.75)        14.40        1.25%        4,296      2.30+          0.36+          44             2.39+
   $(0.06)         $(0.06)       $14.54      (14.53)%  $   71,894      2.14%+         1.06%+         --             2.20%+
    (1.20)          (1.33)        17.07       (1.45)       48,784      2.13           0.89           --             2.23
    (0.49)          (0.66)        18.65       34.64        13,725      2.24(a)        1.11           12%###         2.34(a)
    (0.62)          (0.75)        14.41        3.98           182      2.30+          0.36+          44             2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited).................     $11.12         $ 0.08            $(1.64)           $(1.56)          $   --          $   --
Year ended 3/31/2001#.........      16.74           0.12             (4.47)            (4.35)           (0.11)             --
Year ended 3/31/2000#.........      14.12           0.10              4.91              5.01            (0.06)             --
Year ended 3/31/1999#.........      14.81           0.11              0.39              0.50            (0.12)             --
Year ended 3/31/1998#.........      13.13           0.11              1.95              2.06            (0.17)          (0.05)
Year ended 3/31/1997#.........      13.50           0.08              0.11              0.19            (0.11)          (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited).................     $10.95         $ 0.06            $(1.61)           $(1.55)          $   --          $   --
Year ended 3/31/2001#.........      16.51           0.07             (4.38)            (4.31)           (0.09)             --
Year ended 3/31/2000#.........      13.97           0.06              4.86              4.92            (0.05)             --
Year ended 3/31/1999#.........      14.67           0.08              0.40              0.48            (0.11)             --
Year ended 3/31/1998#.........      13.01           0.07              1.94              2.01            (0.15)          (0.04)
Year ended 3/31/1997#.........      13.39           0.05              0.11              0.16            (0.09)          (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited).................     $10.56         $ 0.02            $(1.55)           $(1.53)          $   --          $   --
Year ended 3/31/2001#.........      16.06           0.00             (4.27)            (4.27)           (0.07)             --
Year ended 3/31/2000#.........      13.75          (0.05)             4.72              4.67            (0.03)             --
Year ended 3/31/1999#.........      14.56          (0.03)             0.38              0.35            (0.09)             --
Year ended 3/31/1998#.........      12.83          (0.03)             1.92              1.89               --              --
Year ended 3/31/1997#.........      13.27          (0.05)             0.10              0.05            (0.04)          (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited).................     $10.30         $ 0.02            $(1.50)           $(1.48)          $   --          $   --
Year ended 3/31/2001#.........      15.72          (0.02)            (4.17)            (4.19)           (0.07)             --
Year ended 3/31/2000#.........      13.52          (0.03)             4.60              4.57            (0.04)             --
Year ended 3/31/1999#.........      14.34          (0.03)             0.37              0.34            (0.09)             --
Year ended 3/31/1998#.........      12.74          (0.01)             1.89              1.88            (0.10)          (0.02)
Year ended 3/31/1997#.........      13.13           0.02              0.10              0.12            (0.06)          (0.00)##

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS


                    DISTRIBUTIONS                                                          RATIO OF     RATIO OF NET
    DISTRIBUTIONS     IN EXCESS         TOTAL       NET ASSET                NET ASSETS    OPERATING     INVESTMENT
      FROM NET         OF NET         DIVIDENDS       VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO
      REALIZED        REALIZED           AND          END OF      TOTAL        PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER
        GAINS           GAINS       DISTRIBUTIONS     PERIOD     RETURN++      (000)        ASSETS       NET ASSETS       RATE
    -----------------------------------------------------------------------------------------------------------------------------
       $   --          $   --          $   --         $ 9.56      (14.03)%    $492,280       1.18%+          1.48%+         --
        (1.01)          (0.15)          (1.27)         11.12      (27.40)      724,572       1.15            0.89           --
        (2.33)             --           (2.39)         16.74       39.85       866,731       1.14            0.69          129%###
        (1.07)             --           (1.19)         14.12        3.68       743,861       1.13            0.79          146
        (0.16)             --           (0.38)         14.81       16.06       885,329       1.14            0.76           64
        (0.42)          (0.03)          (0.56)         13.13        1.32       976,855       1.16            0.62           36
       $   --          $   --          $   --         $ 9.40      (14.16)%    $ 34,685       1.43%+          1.23%+         --
        (1.01)          (0.15)          (1.25)         10.95      (27.54)       46,770       1.40            0.64           --
        (2.33)             --           (2.38)         16.51       39.54        43,111       1.39            0.44          129%###
        (1.07)             --           (1.18)         13.97        3.59        12,785       1.38            0.54          146
        (0.16)             --           (0.35)         14.67       15.77        13,477       1.39            0.51           64
        (0.42)          (0.03)          (0.54)         13.01        1.08         9,443       1.41            0.37           36
       $   --          $   --          $   --         $ 9.03      (14.49)%    $ 15,160       2.18%+          0.48%+         --
        (1.01)          (0.15)          (1.23)         10.56      (28.11)       20,747       2.15           (0.11)          --
        (2.33)             --           (2.36)         16.06       38.14        32,073       2.14           (0.31)         129%###
        (1.07)             --           (1.16)         13.75        2.65        28,266       2.13           (0.21)         146
        (0.16)             --           (0.16)         14.56       14.93        34,119       2.14           (0.24)          64
        (0.42)          (0.03)          (0.49)         12.83        0.28        36,698       2.16           (0.38)          36
       $   --          $   --          $   --         $ 8.82      (14.37)%    $    972       2.18%+          0.48%+         --
        (1.01)          (0.15)          (1.23)         10.30      (28.22)        1,166       2.15           (0.11)          --
        (2.33)             --           (2.37)         15.72       38.12           987       2.14           (0.31)         129%###
        (1.07)             --           (1.16)         13.52        2.63           824       2.13           (0.21)         146
        (0.16)             --           (0.28)         14.34       15.05           933       1.97           (0.07)          64
        (0.42)          (0.03)          (0.51)         12.74        0.77           988       1.66            0.12           36

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
     ---------------
          1.18%+
          1.16
          1.18
          1.13
          1.14
          1.16
          1.43%+
          1.41
          1.43
          1.38
          1.39
          1.41
          2.18%+
          2.16
          2.18
          2.13
          2.14
          2.16
          2.18%+
          2.16
          2.18
          2.13
          1.97
          1.66

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                            NET REALIZED
                                                                     VALUE              NET            AND UNREALIZED
                                                                   BEGINNING        INVESTMENT         GAIN/(LOSS) ON
                                                                   OF PERIOD       INCOME/(LOSS)        INVESTMENTS
                                                                   --------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2001# (unaudited).....................        $ 8.03            $ 0.00##             $(1.19)
Period ended 3/31/2001*#....................................         10.00              0.00##              (1.97)
INVESTOR A SHARES
Six months ended 9/30/2001# (unaudited).....................        $ 8.01            $ 0.00##             $(1.19)
Period ended 3/31/2001*#....................................         10.00             (0.01)               (1.98)
INVESTOR B SHARES
Six months ended 9/30/2001# (unaudited).....................        $ 7.97            $(0.02)              $(1.19)
Period ended 3/31/2001*#....................................         10.00             (0.08)               (1.95)
INVESTOR C SHARES
Six months ended 9/30/2001# (unaudited).....................        $ 7.97            $(0.03)              $(1.18)
Period ended 3/31/2001*#....................................         10.00             (0.09)               (1.94)

---------------

 + Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                           RATIO OF     RATIO OF NET                   RATIO OF
 NET INCREASE/                               NET ASSETS    OPERATING     INVESTMENT                    OPERATING
 (DECREASE) IN      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
NET ASSET VALUE       VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
FROM OPERATIONS   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------
    $(1.19)           $6.84        (14.82)%    $1,885        1.50%+(a)       0.02%+        207%          4.93%+(a)
     (1.97)            8.03        (19.70)      1,477        1.47+           0.12+         442           6.28+
    $(1.19)           $6.82        (14.86)%    $2,003        1.75%+(a)      (0.23)%+       207%          5.18%+(a)
     (1.99)            8.01        (19.90)      2,797        1.72+          (0.13)+        442           6.53+
    $(1.21)           $6.76        (15.18)%    $1,634        2.50%+(a)      (0.98)%+       207%          5.93%+(a)
     (2.03)            7.97        (20.30)      2,031        2.47+          (0.88)+        442           7.28+
    $(1.21)           $6.76        (15.18)%    $  799        2.50%+(a)      (0.98)%+       207%          5.93%+(a)
     (2.03)            7.97        (20.30)        974        2.47+          (0.88)+        442           7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
EMERGING MARKETS:
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited).................     $ 8.92         $ 0.04            $(2.18)           $(2.14)          $   --          $   --
Year ended 3/31/2001#.........      15.76          (0.05)            (6.76)            (6.81)           (0.02)          (0.01)
Year ended 3/31/2000#.........       8.14          (0.05)             7.68              7.63            (0.01)             --
Year ended 3/31/1999#.........      10.60           0.14             (2.53)            (2.39)           (0.07)             --
Year ended 3/31/1998#.........      11.41           0.04             (0.76)            (0.72)           (0.09)             --
Year ended 3/31/1997#.........      10.34           0.01              1.21              1.22            (0.02)          (0.07)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited).................     $ 8.84         $ 0.01            $(2.14)           $(2.13)          $   --          $   --
Year ended 3/31/2001#.........      15.65          (0.04)            (6.75)            (6.79)           (0.02)          (0.00)##
Year ended 3/31/2000#.........       8.09          (0.09)             7.65              7.56               --              --
Year ended 3/31/1999#.........      10.57           0.10             (2.52)            (2.42)           (0.06)             --
Year ended 3/31/1998#.........      11.39           0.01             (0.75)            (0.74)           (0.08)             --
Year ended 3/31/1997#.........      10.32          (0.01)             1.21              1.20            (0.02)          (0.05)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited).................     $ 8.62         $(0.02)           $(2.09)           $(2.11)          $   --          $   --
Year ended 3/31/2001#.........      15.32          (0.17)            (6.53)            (6.70)              --              --
Year ended 3/31/2000#.........       7.99          (0.16)             7.49              7.33               --              --
Year ended 3/31/1999#.........      10.49           0.05             (2.50)            (2.45)           (0.05)             --
Year ended 3/31/1998#.........      11.31          (0.07)            (0.75)            (0.82)              --              --
Year ended 3/31/1997#.........      10.26          (0.09)             1.20              1.11               --              --
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited).................     $ 8.61         $(0.02)           $(2.09)           $(2.11)          $   --          $   --
Year ended 3/31/2001#.........      15.31          (0.16)            (6.54)            (6.70)              --              --
Year ended 3/31/2000#.........       7.98          (0.14)             7.47              7.33               --              --
Year ended 3/31/1999#.........      10.47           0.05             (2.49)            (2.44)           (0.05)             --
Year ended 3/31/1998#.........      11.34          (0.05)            (0.75)            (0.80)           (0.07)             --
Year ended 3/31/1997#.........      10.27          (0.04)             1.20              1.16            (0.01)          (0.02)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS


                                                                                      RATIO OF NET
                                                                                       OPERATING
                                                                                        EXPENSES
                                                                         RATIO OF      INCLUDING     RATIO OF NET
    DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING      INTEREST      INVESTMENT
      FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO     EXPENSE      INCOME/(LOSS)   PORTFOLIO
      REALIZED           AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TO AVERAGE     TURNOVER
        GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS     NET ASSETS       RATE
    --------------------------------------------------------------------------------------------------------------------------
       $   --          $   --        $ 6.78      (23.99)%   $17,214        1.83%+         1.89%+        0.77%+          61%
           --           (0.03)         8.92      (43.21)     34,876        1.80           1.84           (0.40)         97
           --           (0.01)        15.76       93.71      56,234        1.90           1.91           (0.40)         61
           --           (0.07)         8.14      (22.60)     21,689        1.78(a)          (b)           1.66          71
           --           (0.09)        10.60       (6.39)     73,797        1.57             --            0.36          63
       $(0.06)          (0.15)        11.41       11.97      76,483        1.74             --            0.13          31
       $   --          $   --        $ 6.71      (24.10)%   $ 2,405        2.08%+         2.14%+        0.52%+          61%
           --           (0.02)         8.84      (43.38)      3,851        2.05           2.09           (0.65)         97
           --              --         15.65       93.33       3,087        2.15           2.16           (0.65)         61
           --           (0.06)         8.09      (22.90)        951        2.03(a)          (b)           1.41          71
           --           (0.08)        10.57       (6.60)        652        1.82             --            0.11          63
       $(0.06)          (0.13)        11.39       11.74         894        1.99             --           (0.12)         31
       $   --          $   --        $ 6.51      (24.48)%   $ 1,317        2.83%+         2.89%+         (0.23)%+       61%
           --              --          8.62      (43.73)      1,728        2.80           2.84           (1.40)         97
           --              --         15.32       91.74       3,468        2.90           2.91           (1.40)         61
           --           (0.05)         7.99      (23.42)      1,579        2.78(a)          (b)           0.66          71
           --              --         10.49       (7.25)      1,247        2.57             --           (0.64)         63
        (0.06)          (0.06)        11.31       10.88       1,499        2.74             --           (0.87)         31
       $   --          $   --        $ 6.50      (24.51)%   $    85        2.83%+         2.89%+         (0.23)%+       61%
           --              --          8.61      (43.73)         65        2.80             --           (1.40)         97
           --              --         15.31       91.73         120        2.90           2.91           (1.40)         61
           --           (0.05)         7.98      (23.37)         86        2.78(a)          (b)           0.66          71
           --           (0.07)        10.47       (7.17)        293        2.40             --           (0.47)         63
        (0.06)          (0.09)        11.34       11.34         226        2.24             --           (0.37)         31

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
     ---------------
          1.93%+
          1.86
          2.54
          1.98(a)
          1.57
          1.74
          2.18%+
          2.11
          2.79
          2.23(a)
          1.82
          1.99
          2.93%+
          2.86
          3.54
          2.98(a)
          2.57
          2.74
          2.93%+
          2.86
          3.54
          2.98(a)
          2.40
          2.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, Reserves offered thirteen separate portfolios and Funds Trust offered fifteen separate portfolios. These financial statements pertain only to the international stock portfolios of Reserves and Funds Trust: Global Value Fund, International Value Fund, International Equity Fund, International Opportunities Fund and Emerging Markets Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund and International Equity Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in International Value Master Portfolio and International Equity Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (90.4% for International Value Master Portfolio and 99.8% for International Equity Master Portfolio at September 30, 2001). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, LLC ("BA Advisors"), whose financial statements are not presented here, also invest in the Master Portfolios.

International Opportunities Fund operates in a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as the Fund. Because the value of the Fund's investment in the International Opportunities Master Portfolio as of and for the six months ended September 30, 2001 represented substantially all of the beneficial interests in the International Opportunities Master Portfolio, financial statements for the International Opportunities Master Portfolio have not been prepared and references in this report to International Opportunities Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency exchanges: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are exchanged into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are exchanged on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid each calendar quarter for all Funds except Global Value and International Value, which declare and pay distributions annually. Each Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually after the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Emerging Markets Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of Reserves, Funds Trust and Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                ANNUAL
                                                 RATE
                                                ------
Global Value..................................   0.90%
International Opportunities...................   0.80%
Emerging Markets..............................   1.00%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, L.P. ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.50% of the first $1 billion and 0.45% over $1 billion of the Fund's average daily net assets.

Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of the Fund's average daily net assets.

Reserves has, on behalf of the Emerging Markets Fund, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with BA Advisors and Gartmore Global Partners ("Gartmore"). Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Under the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.66% of the Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Reserves and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Opportunities Fund and Emerging Markets Fund. International Value Fund and International Equity Fund pay a monthly fee at the maximum annual rate of 0.17% of their average daily net

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves and Funds Trust pursuant to agreements with BA Advisors. For the six months ended September 30, 2001, Stephens and BA Advisors earned 0.07% and 0.04%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-advisers and Stephens may from time to time, reduce their fees payable by each Fund. From August 1, 2000 and until July 31, 2001, BA Advisors and/or the sub-advisers and Stephens agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), exceeded an annual rate of 1.90% of Emerging Markets Fund's average daily net assets. Effective September 7, 2001, BA Advisors and/or the sub-advisers and Stephens have agreed to voluntarily reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distributions fees), exceed an annual rate of 1.90% of Emerging Markets Fund's average daily net assets. There is no guarantee that this expense limitation will continue for a specified period of time. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-advisers and Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distributions fees), exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that this expense limitation will continue after this date.

BA Advisors and/or the sub-advisers and Stephens are entitled to reimbursement from Global Value Fund for fees waived or expenses reimbursed for a three year period following the waiver or reimbursement of any fees or expenses if such reimbursements do not cause the Fund's expenses to exceed the limits described herein.

At September 30, 2001, the expense limits (excluding shareholder servicing and distribution fees) as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                        AMOUNT SUBJECT TO
                             EXPENSE         FUTURE
                              LIMIT       REIMBURSEMENT
                             ----------------------------
Global Value...............   1.40%         $115,064

BNY serves as the custodian of the Reserves' and Funds Trust's assets. For the six months ended September 30, 2001, expenses of the Funds were reduced by $631 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Emerging Markets Fund does not participate in the expense offset arrangement.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2001, Bank of America earned approximately $10,927 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2001, the Funds were informed that the distributor received $540,751 in front-end sales charges for sales of Investor A Shares and $218,954 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from Reserves and Funds Trust for serving as Trustee or Officer of Reserves and Funds Trust.

Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family.

The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Global Value Fund and the International Opportunities Master Portfolio have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                              PURCHASES     SALES
                                (000)       (000)
                              --------------------
Global Value................   $24,428     $   896
International
  Opportunities.............    14,152      13,804
Emerging Markets............    21,006      29,028

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2001.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for Reserves and Funds Trust. Reserves' and Fund Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
              FUND                   (000)         RATE
---------------------------------------------------------
Emerging Markets................     $329          4.21%

The average amount outstanding was calculated based on daily balances in the period.

7.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

At September 30, 2001, the following Funds had securities on loan:

                            MARKET VALUE OF    MARKET VALUE
                           LOANED SECURITIES   OF COLLATERAL
FUND                             (000)             (000)
------------------------------------------------------------
Global Value.............       $  537            $  555
International
  Opportunities..........          298               307
Emerging Markets.........        3,717             4,276

8.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                        2007     2009
FUND                                    (000)    (000)
------------------------------------------------------
International Opportunities..........       --   $166
Emerging Markets.....................  $14,260     --

During the year ended March 31, 2001, Emerging Markets Fund utilized capital losses of $2,999,491.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ended March 31, 2001, the Funds elected to defer losses occurring between November 1, 2000 and March 31, 2001 as follows:

                                           POST OCTOBER
                                         CAPITAL/CURRENCY
FUND                                     LOSSES DEFERRED
---------------------------------------------------------
International Value...................       $    73
International Equity..................        41,249
International Opportunities...........         1,322
Emerging Markets......................         3,052

9.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets of Boatmen's Trust Company International Equity Fund, a common trust fund, managed by Bank of America, (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER CONVERSION    APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $29,129         $868,368          $897,497           $5,808

On September 8, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of Nations International Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $38,048        $1,023,329        $1,061,377          $8,750

10.  SUBSEQUENT EVENT

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

                        WILL BE REORGANIZED INTO A NEWLY
FUND                    CREATED SUCCESSOR TO:
--------------------------------------------------------
International
  Value..............   International Value
International
  Equity.............   International Equity
Emerging Markets.....   Emerging Markets

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio and Nations International Equity Master Portfolio Semi-Annual Report
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

The following pages should be read in conjunction with the Nations International Value and Nations International Equity Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             COMMON STOCKS -- 94.5%
             ARGENTINA -- 0.3%
   843,100   Telecom Argentina Stet - France
               Telecom SA, ADR(a)...............  $    7,327
                                                  ----------
             BRAZIL -- 4.6%
 2,839,200   Banco Bradesco SA, ADR(a)..........      11,216
   241,760   Brasil Telecom Participacoes SA,
               ADR!!(a).........................       6,576
 7,567,270   Centrais Eletricas Brasileiras SA,
               ADR(a)...........................      45,479
 1,984,600   Petroleo Brasileiro SA-'A',
               ADR(a)...........................      38,104
                                                  ----------
                                                     101,375
                                                  ----------
             CANADA -- 0.3%
   609,000   TELUS Corporation, Non Voting
               Shares!!(a)......................       6,882
                                                  ----------
             CHINA -- 0.8%
   939,000   PetroChina Company Ltd., ADR(a)....      18,010
                                                  ----------
             DENMARK -- 0.6%
   887,650   Den Danske Bank A/S, ADR(a)........      13,915
                                                  ----------
             FRANCE -- 6.5%
 3,829,100   Alcatel SA, ADR(a).................      44,418
 1,071,000   Alstom SA, ADR(a)..................      16,975
   219,700   Beghin - Say!!.....................       7,497
   219,700   Cereol!!...........................       4,602
   219,700   Cerestar!!.........................       5,702
 1,426,100   Compagnie Generale des
               Etablissements Michelin..........      37,597
   219,700   Provimi!!..........................       2,401
   341,170   Total Fina Elf SA, ADR.............      23,046
                                                  ----------
                                                     142,238
                                                  ----------
             GERMANY -- 5.5%
   822,000   BASF AG, ADR(a)....................      28,935
   151,710   Deutsche Telekom AG................       2,361
 2,273,800   Deutsche Telekom AG, ADR(a)........      35,244
 1,048,900   E.On AG, ADR(a)....................      53,757
                                                  ----------
                                                     120,297
                                                  ----------
             HONG KONG -- 2.2%
 8,350,200   CLP Holdings Ltd., ADR!!...........      32,118
 4,320,000   Swire Pacific, Ltd. 'A', ADR.......      16,257
                                                  ----------
                                                      48,375
                                                  ----------
             IRELAND -- 2.1%
 1,510,140   Allied Irish Banks plc, ADR(a).....      27,334
   609,000   Bank of Ireland, ADR(a)............      19,177
                                                  ----------
                                                      46,511
                                                  ----------
             ITALY -- 2.0%
   484,840   ENI SpA, ADR(a)....................      29,624
   184,390   Telecom Italia SpA, ADR(a).........      14,045
                                                  ----------
                                                      43,669
                                                  ----------
             JAPAN -- 19.4%
   188,000   Daiichi Pharmaceutical Company,
               Ltd. ............................       3,945
 2,766,000   Daiwa House Industry Company,
               Ltd. ............................      20,200
   783,625   Hitachi, Ltd., ADR(a)..............      52,503
     6,788   Japan Tobacco, Inc. ...............      49,344
 1,904,950   Komatsu Ltd., ADR..................      27,504
 1,230,000   Komatsu Ltd.!!.....................       4,440
 2,996,010   Matsushita Electric Industrial
               Company Ltd., ADR(a).............      36,192

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             JAPAN -- (CONTINUED)
10,262,000   Mitsubishi Heavy Industries,
               Ltd. ............................  $   35,575
 6,001,990   Mitsubishi Tokyo Financial Group
               Inc.!!(a)........................      46,515
 1,563,180   Nippon Telegraph and Telephone
               Corporation, ADR.................      36,188
   778,000   Ono Pharmaceutical Company,
               Ltd. ............................      24,490
 4,582,000   Sumitomo Mitsui Banking
               Corporation, ADR(a)..............      32,847
   728,000   TDK Corporation, ADR(a)............      30,343
   606,478   Tokio Marine & Fire Insurance
               Company, Ltd., ADR(a)............      27,085
                                                  ----------
                                                     427,171
                                                  ----------
             MEXICO -- 3.8%
 1,202,550   America Movil SA de CV 'L',
               ADR!!............................      17,834
 2,032,550   Telefonos de Mexico SA de CV 'L',
               ADR(a)...........................      65,631
                                                  ----------
                                                      83,465
                                                  ----------
             NETHERLANDS -- 0.3%
   187,000   Akzo Nobel NV, ADR(a)..............       7,603
                                                  ----------
             NEW ZEALAND -- 0.7%
 1,169,200   Telecom Corporation of New Zealand
               Ltd., ADR(a).....................      16,252
                                                  ----------
             PORTUGAL -- 1.0%
 3,160,776   Portugal Telecom, SGPS, SA,
               ADR!!(a).........................      22,694
                                                  ----------
             SINGAPORE -- 2.5%
   263,453   DBS Group Holdings Ltd., ADR(a)....       5,757
 3,464,100   Jardine Matheson Holdings, Ltd.,
               ADR(a)...........................      19,572
 5,524,000   Oversea-Chinese Banking Corporation
               Ltd. ............................      29,553
                                                  ----------
                                                      54,882
                                                  ----------
             SOUTH AFRICA -- 1.5%
   379,600   South African Breweries plc........       2,371
 4,967,200   South African Breweries plc,
               ADR(a)...........................      30,550
                                                  ----------
                                                      32,921
                                                  ----------
             SOUTH KOREA -- 4.0%
 3,764,000   Korea Electric Power Corporation,
               ADR(a)...........................      33,311
 1,660,000   Korea Telecom Corporation, ADR.....      30,361
 1,527,400   Pohang Iron & Steel Company Ltd.,
               ADR..............................      23,980
                                                  ----------
                                                      87,652
                                                  ----------
             SPAIN -- 10.1%
 2,435,400   Altadis, SA........................      38,812
 6,871,433   Banco Bilbao Vizcaya Argentaria SA,
               ADR(a)...........................      71,807
 4,453,000   Repsol YPF SA, ADR(a)..............      64,837
 1,415,749   Telefonica SA, ADR!!(a)............      48,065
                                                  ----------
                                                     223,521
                                                  ----------
             SWITZERLAND -- 3.5%
   869,700   Swisscom AG, ADR...................      24,508
 2,555,619   Zurich Financial Services AG,
               ADR(a)...........................      52,250
                                                  ----------
                                                      76,758
                                                  ----------
             UNITED KINGDOM -- 22.4%
   365,000   Allied Domecq plc, ADR.............       2,036
 3,477,700   BAE Systems plc, ADR(a)............      67,774

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
   137,000   BOC Group plc......................  $    1,888
 4,260,100   British American Tobacco plc,
               ADR(a)...........................      75,489
 1,540,000   British Energy plc, ADR(a).........      24,024
   472,030   British Telecommunications plc,
               ADR(a)...........................      24,144
 3,804,000   Corus Group plc, ADR!!(a)..........      23,889
 1,267,571   Diageo plc, ADR....................      52,604
 1,241,500   HSBC Holdings plc, ADR(a)..........      66,669
 1,985,300   Imperial Chemical Industries plc,
               ADR..............................      34,048
   336,200   Innogy Holdings plc, ADR...........      10,254
18,541,415   Invensys plc, ADR(a)...............      19,211
 2,048,465   Marks & Spencer plc, ADR(a)........      46,108
   312,000   Rolls-Royce plc, ADR(a)............       2,986
 1,352,600   Unilever plc, ADR(a)...............      40,577
                                                  ----------
                                                     491,701
                                                  ----------
             VENEZUELA -- 0.4%
   377,900   Cia Anonima Nacional Telefonos de
               Venezuela, ADR(a)................       8,711
                                                  ----------
             TOTAL COMMON STOCKS
               (Cost $2,553,274)................   2,081,930
                                                  ----------
             PREFERRED STOCKS -- 1.4%
             BRAZIL -- 1.4%
   882,000   Companhia de Bebidas das Americas,
               ADR..............................      14,121
   663,200   Telecomunicacoes Brasileiras SA -
               Telebras, ADR(a).................      16,785
                                                  ----------
                                                      30,906
                                                  ----------
             TOTAL PREFERRED STOCKS
               (Cost $55,566)...................      30,906
                                                  ----------

  SHARES                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             INVESTMENT COMPANIES -- 30.6%
               (Cost $674,148)
   674,148   Nations Cash Reserves#............   $  674,148
                                                  ----------
             TOTAL INVESTMENTS
               (Cost $3,282,988*).......  126.5%   2,786,984
                                                  ----------
             OTHER ASSETS AND
               LIABILITIES (NET)........  (26.5)%
             Cash..............................   $      573
             Receivable for investment
               securities sold.................        3,519
             Dividends receivable..............        8,796
             Interest receivable...............          172
             Collateral on securities loaned...     (582,967)
             Investment advisory fee payable...       (1,701)
             Administration fee payable........          (95)
             Payable for investment securities
               purchased.......................      (11,170)
             Accrued Trustees' fees and
               expenses........................          (23)
             Accrued expenses and other
               liabilities.....................          (68)
                                                  ----------
             TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...........................     (582,964)
                                                  ----------
             NET ASSETS.................  100.0%  $2,204,020
                                                  ==========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $496,004 on investment securities was comprised of gross appreciation of $78,894 and gross depreciation of $574,898 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $3,282,988.

 !! Non-income producing security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 6). The portion that represents cash collateral is $582,967.

(a) All or a portion of security was on loan at September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $740,332 and $497,363, respectively.

ADR -- American Depository Receipt

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

At September 30, 2001, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................         17.4%          $      366,823
Commercial banking..........................................         14.7                  324,790
Integrated oil..............................................          7.9                  173,621
Tobacco.....................................................          7.4                  163,645
Electric power -- Non nuclear...............................          6.4                  141,608
Financial services..........................................          4.6                   88,079
Heavy machinery.............................................          4.0                   86,730
Beverages...................................................          3.9                   87,561
Aerospace and defense.......................................          3.2                   70,760
Electrical equipment........................................          3.2                   69,478
Food products...............................................          2.8                   60,779
Electric power -- Nuclear...................................          2.6                   57,335
Housing and furnishing......................................          2.6                   56,392
Department and discount stores..............................          2.1                   46,108
Networking and telecommunications equipment.................          2.0                   44,418
Automotive..................................................          1.7                   37,597
Chemicals -- Basic..........................................          1.7                   35,936
Chemicals -- Specialty......................................          1.6                   36,538
Diversified electronics.....................................          1.4                   30,343
Pharmaceuticals.............................................          1.3                   28,435
Other.......................................................          2.0                   74,954
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         94.5                2,081,930
PREFERRED STOCKS............................................          1.4                   30,906
INVESTMENT COMPANIES........................................         30.6                  674,148
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        126.5                2,786,984
OTHER ASSETS AND LIABILITIES (NET)..........................        (26.5)                (582,964)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $    2,204,020
                                                                ==========           =============

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            COMMON STOCKS -- 94.9%
            AUSTRALIA -- 2.2%
  360,991   Broken Hill Proprietary Company,
              Ltd. ..............................  $  1,528
  100,900   Challenger International Ltd. .......       122
  387,800   Foster's Brewing Group Ltd. .........       955
  327,800   National Australia Bank Ltd. ........     4,151
  166,120   Rio Tinto Ltd. ......................     2,562
  110,000   The News Corporation Ltd. ...........       673
   71,205   The News Corporation Ltd., ADR(a)....     1,716
                                                   --------
                                                     11,707
                                                   --------
            BELGIUM -- 0.3%
   97,638   Dexia!!..............................     1,465
   53,127   Interbrew Strip VVPR!!...............         1
                                                   --------
                                                      1,466
                                                   --------
            BRAZIL -- 0.8%
  139,300   Banco Bradesco SA, ADR(a)............       550
   96,475   Petroleo Brasileiro SA, ADR(a).......     1,905
   75,000   Petroleo Brasileiro SA-'A', ADR......     1,440
   20,700   Unibanco -- Uniao De Bancos
              Brasileiros SA.....................       300
                                                   --------
                                                      4,195
                                                   --------
            CANADA -- 2.5%
   14,664   Alcan Aluminum Ltd. .................       440
  180,000   Barrick Gold Corporation(a)..........     3,124
   65,400   BCE, Inc. ...........................     1,427
   36,256   Canada Life Financial Corporation....     1,029
   17,900   Manulife Financial Corporation.......       469
   10,600   Nortel Networks Corporation..........        59
   86,050   Royal Bank of Canada.................     2,623
   64,495   Sun Life Financial Services of
              Canada.............................     1,294
   46,554   Suncor Energy, Inc. .................     1,297
   63,550   Toronto-Dominion Bank................     1,562
                                                   --------
                                                     13,324
                                                   --------
            CHINA -- 0.1%
   36,700   CNOOC Ltd., ADR!!(a).................       734
                                                   --------
            DENMARK -- 0.3%
  100,181   Danske Bank A/S......................     1,571
                                                   --------
            FINLAND -- 0.9%
  134,807   Nokia Oyj............................     2,204
  119,331   Stora Enso Oyj 'R'...................     1,331
   30,498   TietoEnator Oyj-.....................       576
   31,742   UPM -- Kymmene Oyj...................       905
                                                   --------
                                                      5,016
                                                   --------
            FRANCE -- 11.9%
   23,703   Accor SA.............................       673
   27,951   Alstom...............................       427
   30,629   Aventis SA...........................     2,323
   30,046   Aventis SA...........................     2,271
   37,105   Banque Nationale de Paris (BNP)!!....     3,034
   67,145   Bouygues SA..........................     1,733
   32,512   Compagnie De Saint-Gobain............     4,471
   83,000   Compagnie Generale des Etablissements
              Michelin...........................     2,188
   22,243   Danone...............................     2,897
  116,463   Havas Advertising SA.................       710
   23,937   L'Oreal SA!!.........................     1,649

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            FRANCE -- (CONTINUED)
   20,803   Lafarge SA!!.........................  $  1,695
   24,347   Publicis SA..........................       410
  110,440   Sanofi-Synthelabo SA.................     7,191
   12,165   Schneider Electric SA................       443
  113,548   Societe Generale 'A'.................     5,667
   53,705   Societe Television Francaise 1.......     1,027
  145,300   TotalFinaElf SA......................    19,517
   94,561   Usinor SA............................       757
  102,621   Vivendi Universal SA.................     4,752
                                                   --------
                                                     63,835
                                                   --------
            GERMANY -- 5.8%
   29,909   Allianz AG...........................     6,782
  115,100   BASF AG..............................     4,045
   80,000   Bayer AG.............................     2,266
   97,108   Bayerische Motoren Werke (BMW)
              AG!!...............................     2,472
   63,407   Deutsche Bank AG (REGD)..............     3,456
   25,000   Deutsche Boerse AG...................       865
   54,777   Deutsche Post AG (REGD)-.............       793
   76,659   Deutsche Telekom AG..................     1,193
   24,684   E.On AG..............................     1,268
   29,286   Metro AG!!(a)........................       960
   18,124   Muenchener Rueckversicherungs-
              Gesellschaft AG-...........--......     4,704
    6,741   SAP AG...............................       714
   30,000   SAP AG, ADR(a).......................       778
   26,860   Siemens AG...........................     1,013
                                                   --------
                                                     31,309
                                                   --------
            HONG KONG -- 2.7%
  307,000   Cheung Kong (Holdings) Ltd. .........     2,392
1,038,400   China Mobile (HK) Ltd.!!.............     3,302
   69,200   Hang Seng Bank.......................       716
  312,500   Hong Kong & China Gas Company
              Ltd. ..............................       391
  255,500   Hong Kong Electric Holdings Ltd. ....       983
  600,000   Hong Kong Exchanges Clearing Ltd. ...       723
  550,000   HSBC Holdings plc (REGD)(a)..........     5,765
   60,000   Hutchison Whampoa....................       446
                                                   --------
                                                     14,718
                                                   --------
            INDIA -- 0.1%
   37,700   Reliance Industries Ltd., GDR........       419
                                                   --------
            IRELAND -- 1.6%
   95,306   Allied Irish Banks plc...............       857
  100,216   Bank of Ireland......................       794
  171,005   CRH plc..............................     2,538
   77,026   CRH plc, F/P.........................     1,143
   20,200   Elan Corporation plc, ADR!!(a).......       979
   43,702   Elan Corporation plc!!...............     2,169
                                                   --------
                                                      8,480
                                                   --------
            ITALY -- 3.4%
   56,110   Banca Fideuram SpA...................       331
  441,661   Banca Intesa SpA.....................     1,092
  164,382   ENI SpA..............................     2,040
   70,000   ENI SpA, ADR.........................     4,277
   23,800   Fiat SpA.............................       416
   16,398   Gucci Group NV(a)....................     1,341
   98,047   San Paolo -- IMI SpA.................     1,029
  120,000   San Paolo -- IMI SpA, ADR(a).........     2,490

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            ITALY -- (CONTINUED)
  173,900   Telecom Italia Mobile SpA............  $    844
  576,984   Telecom Italia SpA...................     4,356
                                                   --------
                                                     18,216
                                                   --------
            JAPAN -- 15.4%
    6,100   Acom Company, Ltd.-..................       538
    6,150   Aiful Corporation....................       516
   87,000   Asahi Kasei Corporation..............       292
   14,800   Asatsu-DK Inc. ......................       348
  172,000   CANON Inc. ..........................     4,721
   58,000   Chungai Pharmaceutical Company,
              Ltd.(a)............................       902
      124   East Japan Railway Company...........       748
    2,800   Fast Retailing Company, Ltd. ........       315
  145,000   Fuji Photo Film Company, Ltd. .......     4,991
      116   Fuji Television Network, Inc. .......       578
      800   Fujitsu Ltd. ........................         7
  360,000   Hitachi, Ltd. .......................     2,397
   74,100   Honda Motor Company Ltd. ............     2,407
   79,000   Ito-Yokado Company, Ltd. ............     3,508
      174   Japan Real Estate Investment
              Corporation........................       789
   30,000   Kyocera Corporation!!................     1,959
    8,400   Lawson Inc. .........................       331
   50,000   Matsushita Electric Industrial
              Company, Ltd. .....................       613
   80,000   Matsushita Electric Works, Ltd.(a)...       644
  265,000   Mitsubishi Chemical Corporation......       563
   81,000   Mitsubishi Heavy Industries, Ltd. ...       281
  408,000   Mitsubishi Materials Corporation.....       678
       76   Mitsubishi Tokyo Financial Group
              Inc.!!.............................       593
   97,000   Mitsui Fudosan Company, Ltd. ........     1,107
      227   Mizuho Holdings, Inc. ...............       877
  118,000   NEC Corporation......................       964
  364,000   Nikko Securities Company, Ltd. ......     1,934
   13,900   Nintendo Company, Ltd. ..............     1,996
  288,000   Nippon Express Company, Ltd.(a)......     1,093
  420,000   Nippon Steel Corporation.............       536
    1,199   Nippon Telegraph and Telephone
              Corporation........................     5,596
    4,920   Nippon Television Network
              Corporation........................     1,129
  219,000   Nissan Motor Company, Ltd. ..........       914
   52,000   Nomura Securities....................       680
  192,000   NSK Ltd. ............................       577
      535   NTT DoCoMo, Inc.-....................     7,230
   21,700   Orix Corporation.....................     1,812
   10,100   Rohm Company Ltd. ...................       983
   72,000   Sankyo Company, Ltd. ................     1,272
  107,000   Sanyo Electric Company, Ltd. ........       394
   27,500   Secom Company Ltd. ..................     1,417
   43,700   Sharp Corporation....................       393
   92,000   Shin-Etsu Chemical Company, Ltd. ....     2,587
   38,000   Shionogi and Company, Ltd. ..........       715
   27,000   Shiseido Company, Ltd. ..............       233
  107,700   Sony Corporation!!...................     3,969
      700   Sumitomo Corporation.................         4
   35,000   Takeda Chemical Industries, Ltd. ....     1,616
   25,000   Takefuji Corporation-................     1,973
   73,000   TDK Corporation......................     3,064

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            JAPAN -- (CONTINUED)
   13,000   The Bank Of Kyoto, Ltd. .............  $     60
  143,000   The Sumitomo Trust & Banking Company,
              Ltd. ..............................       708
   29,900   Tokyo Electric Power Company,
              Inc. ..............................       745
  150,000   Tokyo Gas Company Ltd.(a)............       494
  240,800   Toyota Motor Corporation.............     6,185
   27,000   Yamanouchi Pharmaceutical............       725
                                                   --------
                                                     82,701
                                                   --------
            MEXICO -- 1.1%
    4,612   America Movil SA de CV 'L', ADR!!....        68
  511,008   Grupo Financiero BBVA Bancomer, SA de
              CV (GFB)!!.........................       357
   30,339   Grupo Televisa SA, ADR!!(a)..........       871
  101,586   Telefonos de Mexico SA de CV 'L',
              ADR................................     3,280
   66,840   Wal-Mart de Mexico SA de CV, ADR.....     1,399
                                                   --------
                                                      5,975
                                                   --------
            NETHERLANDS -- 7.2%
  434,947   ABN AMRO Holding NV!!................     7,174
   39,282   Aegon NV.............................     1,027
   51,939   Akzo Nobel NV........................     2,119
   18,066   ASM Lithography Holding NV!!.........       201
   18,840   Gucci Group NV (REGD)(a).............     1,541
   22,683   Heineken NV..........................       860
  490,517   ING Groep NV.........................    13,146
  174,890   Koninklijke (Royal) Philips
              Electronics NV!!...................     3,392
   38,221   Royal Dutch Petroleum Company........     1,922
   42,987   TNT Post Group NV....................       822
   93,000   Unilever NV, NY Shares...............     5,024
   21,575   VNU NV...............................       608
   27,229   Wolters Kluwer NV....................       604
                                                   --------
                                                     38,440
                                                   --------
            NORWAY -- 0.4%
  285,000   Statoil ASA..........................     1,896
                                                   --------
            PORTUGAL -- 0.6%
   92,600   Portugal Telecom, SGPS, SA (REGD)....       673
  382,500   Portugal Telecom, SGPS, SA,
              ADR!!(a)...........................     2,746
                                                   --------
                                                      3,419
                                                   --------
            SINGAPORE -- 0.3%
   98,256   DBS Group Holdings Ltd...............       537
  111,850   Oversea-Chinese Banking Corporation
              Ltd. ..............................       598
   69,000   Singapore Press Holdings, Ltd. ......       617
   13,000   Venture Manufacturing (Singapore)
              Ltd. ..............................        64
                                                   --------
                                                      1,816
                                                   --------
            SOUTH KOREA -- 2.4%
   38,000   H&CB, ADR............................       391
  384,100   Korea Electric Power Corporation,
              ADR(a).............................     3,399
  153,600   Korea Telecom Corporation, ADR.......     2,809
    5,800   NCsoft Corporation...................       416
   30,400   Pohang Iron & Steel Company Ltd.,
              ADR................................       477
   42,445   Samsung Electronics..................     4,538
   33,200   SK Telecom Company Ltd., ADR.........       612
      540   SK Telecom Company, Ltd. ............        86
                                                   --------
                                                     12,728
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            SPAIN -- 3.4%
   20,005   Altadis, SA..........................  $    319
   72,769   Banco Bilbao Vizcaya Argentaria
              SA!!...............................       749
  106,585   Banco Popular Espanol SA.............     3,688
  366,934   Endesa SA............................     5,698
   87,215   Iberdrola SA.........................     1,187
   27,501   Industria De Diseno Textil, SA!!.....       463
   67,863   Orange SA!!..........................       494
  250,000   Repsol YPF SA, ADR...................     3,640
  181,353   Telefonica SA!!......................     2,005
                                                   --------
                                                     18,243
                                                   --------
            SWEDEN -- 1.3%
   23,800   Autoliv, Inc. .......................       364
  362,015   Ericsson AB (LM) 'B'.................     1,310
  268,135   Investor AB 'B'......................     2,539
   61,172   Sandvik AB!!.........................     1,107
   12,140   Securitas AB.........................       196
   96,630   Svenska Handelsbanken AB 'A'.........     1,255
                                                   --------
                                                      6,771
                                                   --------
            SWITZERLAND -- 7.4%
   16,800   Ciba Specialty Chemicals AG!!........       998
      764   Compagnie Financiere Richemont AG
              'A'................................     1,442
    3,670   Julius Baer Holdings Ltd., Zurich....     1,093
   55,519   Nestle SA (REGD).....................    11,849
  305,480   Novartis AG..........................    11,962
   52,000   Roche Holding AG.....................     3,732
    7,500   Swiss Re.............................       738
    1,441   Syngenta AG (REGD)!!.................        72
   48,559   Syngenta AG!!........................     2,454
    8,220   The Swatch Group AG., Class B!!......       595
   18,740   The Swatch Group AG!!................       278
   39,286   UBS AG (REGD)........................     1,837
   14,000   Zurich Financial Services AG.........     2,862
                                                   --------
                                                     39,912
                                                   --------
            TAIWAN -- 0.2%
  344,232   Taiwan Semiconductor Manufacturing
              Company Ltd.!!.....................       466
  900,000   Yageo Corporation!!..................       482
                                                   --------
                                                        948
                                                   --------
            THAILAND -- 0.1%
  740,000   Bangkok Bank Public Company Ltd. ....       520
                                                   --------
            UNITED KINGDOM -- 22.4%
  176,142   Abbey National plc...................     2,584
  567,884   Aegis Group plc......................       668
   90,563   Amvescap plc.........................       969
   36,880   Anglo American plc...................       443
  215,341   AstraZeneca plc......................    10,017
  150,721   BAE Systems plc......................       733
   41,936   Barclays plc.........................     1,153
  172,429   Billiton plc.........................       709
  138,093   BOC Group plc........................     1,903
1,101,817   BP Amoco plc.........................     9,101
   50,000   British Airways plc, ADR(a)..........     1,335
   60,628   British Sky Broadcasting Group plc
              ('BSkyB')!!........................       526
  835,502   British Telecommunications plc.......     4,175

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  104,336   Bunzl plc............................  $    698
   65,600   Canary Wharf Finance plc!!...........       453
  131,679   Capita Group plc.....................       714
   77,346   Carlton Communications plc...........       151
  458,933   Centrica plc.........................     1,436
  113,390   CGNU plc.............................     1,399
  227,050   Compass Group plc....................     1,583
  110,000   Corus Group plc, ADR!!...............       691
  532,501   Diageo plc...........................     5,592
  345,848   Friends Provident plc!!..............       981
  650,335   GlaxoSmithKline plc..................    18,351
  150,148   Granada plc-.........................       205
  266,640   Hays plc.............................       600
   61,436   HBOS plc.............................       663
  326,407   HSBC Holdings plc!!..................     3,440
   29,100   Imperial Chemical Industries plc.....       122
  332,988   Innogy Holdings plc..................     1,033
   43,700   Logica plc...........................       434
  700,000   Marks & Spencer plc..................     2,623
  169,638   Misys plc............................       507
   82,000   National Grid Group plc..............       518
  187,215   Persimmon plc........................       831
   41,700   Prudential plc.......................       429
  128,000   Rentokil Initial plc.................       463
   98,167   Rio Tinto plc (REGD).................     1,544
   61,574   Royal Bank of Scotland-..............     1,356
  844,288   Scottish Power plc...................     5,075
1,715,922   Shell Transport and Trading Company
              plc................................    12,862
   61,000   Shire Pharmaceuticals Group plc!!....       825
   56,492   Smiths Group plc.....................       546
   88,000   Standard Chartered plc!!.............       872
  951,224   Tesco plc............................     3,579
  204,353   Unilever plc.........................     1,551
   75,186   United Business Media plc............       418
5,577,289   Vodafone Group plc...................    12,297
  253,818   WPP Group plc........................     1,846
                                                   --------
                                                    121,004
                                                   --------
            UNITED STATES -- 0.1%
   12,100   Ace Ltd. ............................       349
    3,500   XL Capital Ltd., Class A.............       277
                                                   --------
                                                        626
                                                   --------
            TOTAL COMMON STOCKS
              (Cost: $589,746)...................   509,989
                                                   --------
            PREFERRED STOCKS -- 0.2%
            BRAZIL -- 0.1%
   29,454   Companhia de Bebidas das Americas,
              ADR................................       472
                                                   --------
            GERMANY -- 0.0%+
   18,588   ProSieben Sat.1 Media AG.............        86
                                                   --------
            JAPAN -- 0.1%
   29,300   Tokyo Broadcasting Company, ADR-.....       556
                                                   --------
            TOTAL PREFERRED STOCKS
              (Cost: $2,325).....................     1,114
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            WARRANTS -- 0.1%
              (Cost: $474)
            UNITED STATES -- 0.1%
    6,000   Infosys Technologies Ltd. ...........  $    299
                                                   --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 7.6%
              (Cost: $40,625)
   40,625   Nations Cash Reserves#.............       40,625
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $633,170*)..........  102.8%     552,027
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................   (2.8)%
            Cash...............................   $    7,154
            Receivable for investment
              securities sold..................       10,373
            Receivable for Fund shares sold....            2
            Dividends receivable...............        1,518
            Interest receivable................           43
            Receivable for variation margin....           60
            Collateral on securities loaned....      (18,612)
            Payable for Fund shares redeemed...           (6)
            Investment advisory fee payable....         (359)
            Administration fee payable.........          (22)
            Payable for investment securities
              purchased........................      (15,197)
            Accrued Trustees' fees and
              expenses.........................          (22)
            Accrued expenses and other
              liabilities......................         (148)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................      (15,216)
                                                  ----------
            NET ASSETS..................  100.0%  $  536,811
                                                  ==========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $81,143 on investment securities was comprised of gross appreciation of $20,832 and gross depreciation of $101,975 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $633,170.

 - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!  Non-income producing security.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 6). The portion that represents cash collateral is $18,612.

(a) All or a portion of security was on loan at September 30, 2001. The aggregate cost and market value of securities on loan at September 30, 2001 is $21,893 and $17,794 respectively.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

At September 30, 2001, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Commercial banking..........................................         12.5%          $       66,569
Pharmaceuticals.............................................         12.2                   65,050
Integrated oil..............................................         10.6                   56,695
Telecommunications services.................................          9.9                   53,193
Insurance...................................................          6.1                   32,624
Food products...............................................          4.9                   26,483
Automotive..................................................          2.8                   14,946
Electric power -- Non nuclear...............................          2.8                   14,956
Metals and mining...........................................          2.1                   11,505
Electronics.................................................          2.1                   11,159
Diversified electronics.....................................          2.0                   10,761
Chemicals -- Basic..........................................          1.9                   10,455
Construction................................................          1.5                    7,940
Chemicals -- Specialty......................................          1.5                    7,385
Computers and office equipment..............................          1.5                    7,792
Conglomerates...............................................          1.5                    7,841
Beverages...................................................          1.4                    7,408
Broadcasting and cable......................................          1.4                    6,876
Publishing and advertising..................................          1.2                    6,229
Semiconductors..............................................          1.0                    5,205
Other.......................................................         14.0                   78,917
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         94.9                  509,989
PREFERRED STOCKS............................................          0.2                    1,114
WARRANTS....................................................          0.1                      299
INVESTMENT COMPANIES........................................          7.6                   40,625
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        102.8                  552,027
OTHER ASSETS AND LIABILITIES (NET)..........................         (2.8)                 (15,216)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $      536,811
                                                                ----------           -------------
                                                                ----------           -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2001

                                                                INTERNATIONAL      INTERNATIONAL
                                                                    VALUE              EQUITY
                                                                    MASTER             MASTER
                                                                  PORTFOLIO          PORTFOLIO
                                                                -------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0 and
  $1,505, respectively).....................................    $       31,661     $        8,295
Dividend income from affiliated funds.......................             1,973                476
Interest....................................................                --                 53
Securities lending..........................................             1,633                420
                                                                --------------     --------------
    Total investment income.................................            35,267              9,244
                                                                --------------     --------------
EXPENSES:
Investment advisory fee.....................................             9,956              2,771
Administration fee..........................................               553                174
Custodian fees..............................................               102                249
Legal and audit fees........................................                22                 21
Trustees' fees and expenses.................................                17                 17
Interest expense............................................                 3                 33
Other.......................................................                 7                  8
                                                                --------------     --------------
    Total expenses..........................................            10,660              3,273
Fees waived by investment advisor...........................              (709)                --
Fees reduced by credits allowed by the custodian............               (19)                (1)
                                                                --------------     --------------
    Net expenses............................................             9,932              3,272
                                                                --------------     --------------
NET INVESTMENT INCOME.......................................            25,335              5,972
                                                                --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
  Security transactions.....................................            36,173            (62,723)
  Futures contracts.........................................                --             (1,201)
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              (251)              (600)
                                                                --------------     --------------
Net realized gain/(loss) on investments.....................            35,922            (64,524)
                                                                --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          (426,626)           (21,859)
  Futures contracts.........................................                --                 18
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................                 3                118
                                                                --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (426,623)           (21,723)
                                                                --------------     --------------
Net realized and unrealized gain/(loss) on investments......          (390,701)           (86,247)
                                                                --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $     (365,366)    $      (80,275)
                                                                ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF CHANGES IN NET ASSETS

                                                               INTERNATIONAL VALUE                 INTERNATIONAL EQUITY
                                                                 MASTER PORTFOLIO                    MASTER PORTFOLIO
                                                         --------------------------------    ---------------------------------
                                                           SIX MONTHS                          SIX MONTHS
                                                             ENDED                               ENDED
                                                            9/30/01          YEAR ENDED         9/30/01           YEAR ENDED
                                                          (UNAUDITED)         3/31/01         (UNAUDITED)          3/31/01
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $       25,335    $       28,132    $        5,972     $       10,725
Net realized gain/(loss) on investments..............            35,922            34,050           (64,524)           (30,925)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................          (426,623)         (112,412)          (21,723)          (246,000)
                                                         --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................          (365,366)          (50,230)          (80,275)          (266,200)
Contributions........................................         1,533,311         2,266,519           721,650          3,172,103
Withdrawals..........................................          (733,837)       (1,302,473)         (887,671)        (3,051,242)
                                                         --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets................           434,108           913,816          (246,296)          (145,339)
NET ASSETS:
Beginning of period..................................         1,769,912           856,096           783,107            928,446
                                                         --------------    --------------    --------------     --------------
End of period........................................    $    2,204,020    $    1,769,912    $      536,811     $      783,107
                                                         ==============    ==============    ==============     ==============

  SUPPLEMENTARY DATA

                                                                                                  WITHOUT WAIVERS
                                                          RATIO OF                                AND/OR EXPENSE
                                                         OPERATING                                REIMBURSEMENTS
                                                          EXPENSES                                ---------------
                                             RATIO OF    INCLUDING    RATIO OF NET                   RATIO OF
                                            OPERATING     INTEREST     INVESTMENT                    OPERATING
                                             EXPENSES     EXPENSE     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                            TO AVERAGE   TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
                                            NET ASSETS   NET ASSETS    NET ASSETS       RATE        NET ASSETS
                                            ---------------------------------------------------------------------
INTERNATIONAL VALUE MASTER PORTFOLIO:
Six months ended 9/30/2001 (unaudited)....     0.90%(c)      (d)          2.29%+           9%          0.97%+(c)
Year ended 3/31/2001......................  0.87(c)          (d)          2.16            14        0.97(c)
Period ended 3/31/2000(a).................    0.88+           --         2.31+            22          0.98+
INTERNATIONAL EQUITY MASTER PORTFOLIO:
Six months ended 9/30/2001 (unaudited)....     0.95%+(c)     (d)          1.73%+          33%          0.95%+(c)
Year ended 3/31/2001......................     0.92         0.93          1.13            92           0.93
Period ended 3/31/2000(b).................    0.92+        0.94+         0.10+            48          0.94+

---------------

 + Annualized.

(a) International Value Master Portfolio commenced operations on October 18,
    1999.

(b) International Equity Master Portfolio commenced operations on October 8,
    1999.

 (c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2001, the Master Trust offered eleven separate portfolios. These financial statements pertain only to International Value Master Portfolio and International Equity Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2001:

International Value Master Portfolio:
  Nations International Value Fund............  90.4%
  Nations International Value Fund
    (Offshore)................................   1.8%
  Banc of America Capital Management Funds
    VII -- International Value Fund...........   7.8%
International Equity Master Portfolio:
  Nations International Equity Fund...........  99.8%
  Nations International Equity Fund
    (Offshore)................................   0.2%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: A Master Portfolio may invest in futures contracts. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker and amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency exchanges: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are exchanged into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are exchanged on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions. The Funds had no forward foreign currency contracts outstanding at September 30, 2001.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolios are informed of the ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

The Master Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
International Value Master Portfolio..........  0.90%
International Equity Master Portfolio.........  0.80%

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, L.P. ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

The International Equity Master Portfolio is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Gartmore Global Partners ("Gartmore"), INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Management, LLC. ("Putnam") each manage approximately one-third of the assets of the Master Portfolio. Pursuant to the sub-advisory agreement, Gartmore, INVESCO and Putnam are entitled to receive a fee from BA Advisors at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Master Portfolios' average daily net assets under management.

For the period August 1, 2000 to July 31, 2001, BA Advisors agreed to waive 0.10% of International Value Master Portfolio's advisory fee.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Master Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2001, BA Advisors earned 0.05% from the average daily net assets of the Master Portfolios for its co-administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2001, expenses of the Master Portfolios were reduced by $20,001 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or officer of the Master Trust.

The Master Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds (or allocated from Portfolio)".

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                                  PURCHASES     SALES
           PORTFOLIO                (000)       (000)
-------------------------------------------------------
International Value Master
  Portfolio.....................  $973,531     $179,991
International Equity Master
  Portfolio.....................   219,965      384,949

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2001.

4.  FUTURES CONTRACTS

At September 30, 2001, the International Equity Master Portfolio had the following futures contracts open:

                                VALUE OF
                                CONTRACT    MARKET
                     NUMBER       WHEN     VALUE OF     UNREALIZED
                       OF        OPENED    CONTRACTS   APPRECIATION
DESCRIPTION         CONTRACTS    (000)       (000)        (000)
-------------------------------------------------------------------
S&P/Toronto Stock
  Exchange 60
  Index Futures
  (long position)
  expiring
  December
  2001(a).........     38        $1,850     $1,922         $72

---------------

(a) Cash has been segregated as collateral for open futures contracts.

5.  LINES OF CREDIT

The Master Trust participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Master Portfolios under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
           PORTFOLIO                 (000)         RATE
---------------------------------------------------------
International Value Master
  Portfolio.....................    $  137         4.54%
International Equity Master
  Portfolio.....................     1,087         4.44

The average amount outstanding was calculated based on daily balances in the period.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2001, the following Master Portfolios had securities on loan:

                            MARKET VALUE OF    MARKET VALUE
                           LOANED SECURITIES   OF COLLATERAL
PORTFOLIO                        (000)             (000)
------------------------------------------------------------
International Value
  Master Portfolio.......      $497,363          $582,967
International Equity
  Master Portfolio.......        17,794            18,612

7.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets of Bank of America Common Trust International Equity Fund, a common trust fund, managed by Bank of America, N.A., (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity of the International Equity Fund. Net assets and unrealized appreciation as of the conversion date were as follows:

                                    TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET         ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND     UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER CONVERSION   APPRECIATION
    (000)           (000)             (000)            (000)
----------------------------------------------------------------
   $29,129         $868,368          $897,497          $5,808

On September 8, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of Nations International Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity of the International Equity Fund. The Acquiring Fund contributed the securities and other assets to the International Equity Master Portfolio for an interest in the Portfolios. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $38,052        $1,023,391        $1,061,443          $8,750

THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

INTSTKSAR (9/01)